HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SELECT DIMENSIONS LIFE II
MODIFIED SINGLE PREMIUM
VARIABLE LIFE INSURANCE POLICIES
P.O. Box 2999
Hartford, Connecticut 06104-2999
Telephone: 1-800-231-5453
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This Prospectus describes information you should know before you purchase Select Dimensions Life II. Please read it carefully.

Select Dimensions Life II is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying portfolios.

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you Portfolios with investment strategies ranging from conservative to aggressive and you may pick those Portfolios that meet your investment style.

The Sub-Accounts and the Portfolios are listed below:

- Money Market Sub-Account which purchases shares of Money Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- North American Government Securities Sub-Account which purchases shares of North American Government Securities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- Diversified Income Sub-Account which purchases shares of Diversified Income Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- Balanced Growth Sub-Account which purchases shares of Balanced Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- Utilities Sub-Account which purchases shares of Utilities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- Dividend Growth Sub-Account which purchases shares of Dividend Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- Value-Added Market Sub-Account which purchases shares of Value-Added Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- Growth Sub-Account which purchases shares of Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- American Opportunities Sub-Account which purchases shares of American Opportunities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (until May 1, 1999 known as the American Value Sub-Account);

- Mid-Cap Growth Sub-Account which purchases shares of Mid-Cap Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- Global Equity Sub-Account which purchases shares of Global Equity Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- Developing Growth Sub-Account which purchases shares of Developing Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

                              1   - PROSPECTUS

- Emerging Markets Sub-Account which purchases shares of Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series;

- High Yield Sub-Account which purchases shares of High Yield Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.;

- Mid Cap Value Sub-Account which purchases shares of Mid Cap Value Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.;

- Emerging Markets Debt Sub-Account which purchases shares of Emerging Markets Debt Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.;

- Strategic Stock Sub-Account which purchases shares of Strategic Stock Portfolio of the Van Kampen Life Investment Trust;

- Enterprise Sub-Account which purchases shares of Enterprise Portfolio of the Van Kampen Life Investment Trust.

If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's web site at http://www.sec.gov.

This life insurance policy IS NOT:

- a bank deposit or obligation

- federally insured

- endorsed by any bank or governmental agency

- available for sale in all states

Prospectus Dated: May 3, 1999

                              2   - PROSPECTUS

TABLE OF CONTENTS
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                                                                         PAGE
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   Summary of Benefits and Risks                                           4
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   Fee Table                                                               5
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   About Us                                                                7
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     Hartford Life and Annuity Insurance Company                           7
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     Separate Account Five                                                 7
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     The Portfolios                                                        7
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   Charges and Deductions                                                 10
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   Your Policy                                                            12
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   Premiums                                                               13
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   Death Benefits and Policy Values                                       14
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   Making Withdrawals From Your Policy                                    16
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   Loans                                                                  17
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   Lapse and Reinstatement                                                17
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   Federal Tax Considerations                                             18
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   Legal Proceedings                                                      21
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   Other Matters                                                          21
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   Glossary of Special Terms                                              23
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                              3   - PROSPECTUS

SUMMARY OF BENEFITS AND RISKS
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BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period maybe provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying portfolios.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying portfolios of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the Funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?

Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying portfolios. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.

                              4   - PROSPECTUS

FEE TABLE
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The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES

                                                                                                              POLICIES FROM WHICH
   CHARGE      WHEN CHARGE IS DEDUCTED                           AMOUNT DEDUCTED                              CHARGE IS DEDUCTED
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Surrender      When you fully or            A percentage of the amount surrendered, not to exceed the       All, if the surrender
Charges        partially surrender          premium payments, depending on the Policy Year, in which        is subject to a charge.
               your policy.                 the premium payment was made.
                                            The percentage is as follows:
                                                   Policy Year                     Percentage
                                            -------------------------       -------------------------
                                                        1                             7.5%
                                                        2                             7.5%
                                                        3                             7.5%
                                                        4                               6%
                                                        5                               6%
                                                        6                               4%
                                                        7                               4%
                                                        8                               2%
                                                        9                               2%
                                                       10+                              0%
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Unamortized    Upon surrender or            A percentage of the Account Value depending on the Policy       Only policies which
Tax Charge     partial surrender of         Year the surrender takes place.                                 elect Option 1.
               the policy.
                                            The percentage is as follows:
                                                   Policy Year                     Percentage
                                            -------------------------       -------------------------
                                                        1                            2.25%
                                                        2                            2.00%
                                                        3                            1.75%
                                                        4                            1.50%
                                                        5                            1.25%
                                                        6                            1.00%
                                                        7                            0.75%
                                                        8                            0.50%
                                                        9                            0.25%
                                                       10+                           0.00%

                              5   - PROSPECTUS

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

                                                                         POLICIES FROM WHICH CHARGE IS
     CHARGE         WHEN CHARGE IS DEDUCTED        AMOUNT DEDUCTED                 DEDUCTED
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Cost of Insurance  Monthly.                   Individualized depending                All
Charges                                       on age, sex and other
                                              factors.
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Mortality and      Monthly.                   - Under Option 1: .90%                  All
Expense Risk                                    (annualized) of
Charge                                          Sub-Account Value in
                                                Policy Years 1-10 and
                                                .50% (annualized) for
                                                Policy Years 11 and
                                                beyond

                                              - Under Option 2: .65%
                                                (annualized) of
                                                Sub-Account Value in
                                                Policy Years 1-10 and
                                                .50% (annualized) for
                                                Policy Years 11 and
                                                beyond
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Tax Expense        Under Option 1: Monthly.   Under Option 1: .40%                    All
Charge                                        (annualized) of Account
                                              Value for Policy Years
                                              1-10
                   Under Option 2: Receipt    Under Option 2: 4% of
                   of Premium Payment.        each premium payment in
                                              all Policy Years
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Annual             On Policy Anniversary      $30.00                     Only policies with an Account
Maintenance Fee    Date or upon surrender of                             Value of less than $50,000 on
                   the policy.                                           the Policy
                                                                         Anniversary Date or date of
                                                                         surrender.
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Administrative     Monthly.                   .40% (annualized) of                    All
Charge                                        Sub-Account Value

The next table describes the Portfolio fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

ANNUAL PORTFOLIO OPERATING EXPENSES

                                                    AMOUNT DEDUCTED      POLICIES FROM WHICH CHARGE IS
       CHARGE          WHEN CHARGE IS DEDUCTED       (ANNUALIZED)                  DEDUCTED
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Management Fees        Daily net asset values      0.400% - 1.250 %      All policies, but deductions
                       of a Portfolio reflect                            only from underlying
                       Management Fees already                           Portfolios selected by you.
                       deducted from assets of
                       the Portfolio.
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Other Expenses         Daily net asset values       0.030% - 2.090%      All policies, but deductions
                       of a Portfolio reflect                            only from underlying
                       Other Expenses already                            Portfolios selected by you.
                       deducted from the
                       assets of the
                       Portfolio.
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Total Portfolio        Daily net asset values       0.490% - 2.590%      All policies, but deductions
Annual Expenses        of a Portfolio reflect                            only from underlying
                       Total Portfolio Annual                            Portfolios selected by you.
                       Operating Expenses
                       already deducted from
                       assets of the
                       Portfolio.

                              6   - PROSPECTUS

ABOUT US
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
RATING AGENCY                          OF RATING     RATING             BASIS OF RATING
-----------------------------------  --------------  ------   -----------------------------------
A.M. Best and Company, Inc.........        1/1/99      A+     Financial performance
Standard & Poor's..................        6/1/98     AA      Insurer financial strength
Duff & Phelps......................      12/21/98     AA+     Claims paying ability

SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on August 17, 1994 under the laws of Connecticut.

THE PORTFOLIOS

The underlying investment for the Policies are shares of the Portfolios of Morgan Stanley Dean Witter Select Dimensions Investment Series, Morgan Stanley Dean Witter Universal Funds, Inc., and Van Kampen Life Investment Trust, all open-ended management investment companies. The underlying Portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional Portfolios with differing investment objectives. The Portfolios may not be available in all states.

We do not guarantee the investment results of any of the underlying Portfolios. Since each underlying Portfolio has different investment objectives, each is subject to different risks. These risks and the Portfolio's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:
MONEY MARKET PORTFOLIO

Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured) and high grade corporate debt obligations maturing in thirteen months or less.

NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO

Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.

DIVERSIFIED INCOME PORTFOLIO

Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.

BALANCED GROWTH PORTFOLIO

Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 20% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.

UTILITIES PORTFOLIO

Seeks to provide current income and long-term growth of income and capital by investing in equity and fixed-income securities of companies in the public utilities industry.

                              7   - PROSPECTUS

DIVIDEND GROWTH PORTFOLIO

Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO

Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.

GROWTH PORTFOLIO

Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.

AMERICAN OPPORTUNITIES PORTFOLIO

Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time. (Until May 1, 1999, this Portfolio was known as the American Value Portfolio.)

MID-CAP GROWTH PORTFOLIO

Seeks long-term capital growth by investing primarily in equity securities of "mid-cap" companies (that is, companies whose equity market capitalization falls within the range of $250 million to $5 billion).

GLOBAL EQUITY PORTFOLIO

Seeks a high level of total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO

Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

EMERGING MARKETS PORTFOLIO

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the Special Considerations for investments in high yield securities disclosed in the Fund's prospectus.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
HIGH YIELD PORTFOLIO

Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities, including corporate bonds and other fixed income securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds". The Portfolio's average weighted maturity will ordinarily exceed five years. See the special considerations for investments in high yield securities disclosed in the Fund prospectus.

MID CAP VALUE PORTFOLIO

Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the S&P MidCap 400 Index.

EMERGING MARKETS DEBT PORTFOLIO

Seeks high total return by investing primarily in fixed income securities of government and government related issuers and, to a lesser extent, of corporate issuers located in emerging market countries.

VAN KAMPEN LIFE INVESTMENT TRUST:
STRATEGIC STOCK PORTFOLIO

Seeks to provide investors with an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital by investing primarily in a portfolio of dividend paying equity securities included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

ENTERPRISE PORTFOLIO

Seeks capital appreciation through investments in securities believed by the investment advisor to have above average potential for capital appreciation.

THE INVESTMENT ADVISERS

Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth

                              8   - PROSPECTUS

Portfolio, the American Opportunities Portfolio, the Mid-Cap Growth Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW")

MSDW Advisors provides administrative services, manages the Morgan Stanley Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios.

With regard to the North American Government Securities Portfolio and the Emerging Markets Portfolio, TCW Funds Management ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), under a Sub-Advisory Agreement with MSDW Advisers, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.

In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with the Morgan Stanley Dean Witter Universal Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio. As the investment adviser, MSDW Investment Management, provides investment advice and portfolio management services for the Emerging Markets Debt Portfolio, subject to the supervision of the Morgan Stanley Dean Witter Universal Fund's Board of Directors.

The investment adviser for the High Yield Portfolio and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.

The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly-owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly-owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $75 billion under management or supervision. Van Kampen Investments Inc.'s more than 50 open-end and 39 closed end portfolios and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide.

MIXED AND SHARED FUNDING -- Shares of the Portfolios may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Portfolios. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolios from the Separate Account or replacing the Portfolio with another underlying Portfolio. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Portfolio shares held in the Separate Account and we have the right to vote at the Portfolio's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Portfolio shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Portfolio shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners. Vote all Portfolio shares attributable to your policy according to instructions received from you, and

- Vote all Portfolio shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Portfolio shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

                              9   - PROSPECTUS

CHARGES AND DEDUCTIONS
      --------------------------------------------------------------------

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See " Lapse and Reinstatement".

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CS0 Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Face Amount minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1: ASSET-BASED CHARGES

Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and

                             10   - PROSPECTUS

(2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

(1) Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

(2) The cost of the capitalization of certain policy acquisition expenses under
Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

 POLICY YEAR      RATE
--------------  ---------
      1             2.25%
      2             2.00%
      3             1.75%
      4             1.50%
      5             1.25%
      6             1.00%
      7             0.75%
      8             0.50%
      9             0.25%
     10+            0.00%

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2: FRONTED CHARGES

Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

(1) Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

(2) The cost of the capitalization of certain policy acquisition expenses under
Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

                             11   - PROSPECTUS

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x For Policy Years 1, 2 and 3, the charge is 7.5%.

x For Policy Years 4 and 5, the charge is 6%.

x For Policy Years 6 and 7, the charge is 4%.

x For Policy Years 8 and 9, the charge is 2%.

x For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE PORTFOLIOS -- The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of the Portfolio shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Portfolios. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
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POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

(a) the current Account Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, monthly deduction amounts and any loans since your last statement;

(c) the amount of any Indebtedness;

(d) any notifications required by the provisions of your policy; and

(e) any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

                             12   - PROSPECTUS

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF PORTFOLIOS -- We reserve the right, subject to any applicable law, to make certain changes to the Portfolios offered under your policy. We may, in our sole discretion, establish new Portfolios. New Portfolios will be will be made available to existing policyholders as we determine appropriate. We may also close one or more Portfolios to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Portfolios for any reason and to substitute shares of another registered investment company for the shares of any Portfolio already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Portfolio will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

1. The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

2. To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

3. For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

4. The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

5. The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

6. Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
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APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

                             13   - PROSPECTUS

UNDERWRITING RULES OF YOUR POLICY
- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Money Market Sub-Account.

We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Portfolio. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Portfolio held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Portfolio held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Portfolio are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Portfolios to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Portfolios, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

(a) the New York Stock Exchange is closed;

(b) trading on the New York Stock Exchange is restricted by the SEC;

(c) the SEC permits and orders postponement; or

(d) the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES
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DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

                             14   - PROSPECTUS

The Death Benefit equals the greater of:

(1) the Face Amount; or

(2) the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES:

                                           A           B
                                       ----------  ----------
Face Amount..........................  $  100,000  $  100,000
Insured's Age........................          40          40
Account Value on Date of Death.......  $   46,500  $   34,000
Specified Percentage.................        250%        250%

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120,180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and

                             15   - PROSPECTUS
specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
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SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will

                             16   - PROSPECTUS
pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
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AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
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LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement

                             17   - PROSPECTUS
premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

(a) the Cash Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement; minus

(c) the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

(d) the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
      --------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Portfolios) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Premiums -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.

Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.

MODIFIED ENDOWMENT CONTRACTS

A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified

                             18   - PROSPECTUS
computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.

A contract that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $650,000 (1999) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next seven years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying Portfolio are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets

                             19   - PROSPECTUS
in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

OTHER

Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

                             20   - PROSPECTUS

LEGAL PROCEEDINGS
      --------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

OTHER MATTERS
      --------------------------------------------------------------------

LEGAL MATTERS -- Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

YEAR 2000 -- IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues;
(2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

                             21   - PROSPECTUS

YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

                             22   - PROSPECTUS

GLOSSARY OF SPECIAL TERMS
      --------------------------------------------------------------------

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or (2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life and Annuity Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

                             23   - PROSPECTUS

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
SEPARATE ACCOUNT FIVE
      --------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at P.O. Box 2999, Hartford, CT 06104-2999, or if you call us at 1-800-231-5453.

Date of Prospectus: May 3, 1999
Date of Statement of Additional Information: May 3, 1999

TABLE OF CONTENTS
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                                                                         PAGE
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   General Information and History                                          3
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   Services                                                                 6
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   Experts                                                                  6
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   Distribution of the Policies                                             6
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   Additional Information About Charges                                     7
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   Illustration of Benefits                                                 8
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   Financial Statements                                                  SA-1
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                              2   - PROSPECTUS

GENERAL INFORMATION AND HISTORY
      --------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:

                                                                                OTHER BUSINESS PROFESSION,
                                                                                  VOCATION OR EMPLOYMENT
                               POSITION WITH HARTFORD;                             FOR PAST FIVE YEARS;
          NAME                     YEAR OF ELECTION                                OTHER DIRECTORSHIPS
------------------------  ----------------------------------  --------------------------------------------------------------
Wendell J. Bossen         Vice President, 1995**              Vice President (1992-Present), Hartford Life and Accident
                                                                Insurance Company; Vice President (1992-Present), Hartford
                                                                Life Insurance Company; President (1992-Present),
                                                                International Corporate Marketing Group, Inc.
Gregory A. Boyko          Senior Vice President,              Vice President & Controller (1995-1997), Hartford Life
                          Director, 1997*                       Insurance Company; Director (1997-Present); Senior Vice
                                                                President (1997-Present), Chief Financial Officer &
                                                                Treasurer (1997-1998); Vice President & Controller
                                                                (1995-1997), Hartford Life and Accident Insurance Company;
                                                                Director (1997-Present); Senior Vice President, Chief
                                                                Financial Officer & Treasurer (1997-Present); Vice President
                                                                and Controller (1995-1997), Hartford Life Insurance Company;
                                                                Senior Vice President, Chief Financial Officer & Treasurer
                                                                (1997-Present), Hartford Life, Inc.; Chief Financial Officer
                                                                (1994-1995), IMG American Life; Senior Vice President
                                                                (1992-1994), Connecticut Mutual Life Insurance Company.
Peter W. Cummins          Senior Vice President, 1997         Vice President (1993-1997), Hartford; Senior Vice President,
                                                                (1997-Present); Vice President (1989-1997), Hartford Life
                                                                and Accident Insurance Company; Senior Vice President
                                                                (1997-Present); Vice President (1989-1997); Senior Vice
                                                                President (1997-Present); Vice President (1989-1997),
                                                                Hartford Life Insurance Company.
Timothy M. Fitch          Vice President, 1995                Vice President (1995-Present); Actuary (1994-Present);
                          Actuary, 1997                         Assistant Vice President (1992-1995), Hartford Life and
                                                                Accident Insurance Company; Vice President (1995-Present);
                                                                Actuary (1994-Present); Assistant Vice President
                                                                (1992-1995), Hartford Life Insurance Company.

                              3   - PROSPECTUS

                                                                                OTHER BUSINESS PROFESSION,
                                                                                  VOCATION OR EMPLOYMENT
                               POSITION WITH HARTFORD;                             FOR PAST FIVE YEARS;
          NAME                     YEAR OF ELECTION                                OTHER DIRECTORSHIPS
------------------------  ----------------------------------  --------------------------------------------------------------
Mary Jane B. Fortin       Vice President & Chief              Vice President & Chief Accounting Office (1998-Present),
                            Accounting Officer, 1998            Hartford Life Insurance Company; Vice President & Chief
                                                                Accounting Officer, (1998-Present), Royal Life Insurance
                                                                Company of America; Vice President & Chief Accounting
                                                                Officer (1998-Present) Alpine Life Insurance Company; Chief
                                                                Accounting Officer (1997-Present), Hartford Life, Inc.;
                                                                Director, Finance (1995-1997), Value Health, Inc.; Senior
                                                                Manager (1993-1995), Coopers and Lybrand; Audit Manager
                                                                (1993-1996) Arthur Andersen & Co.
David T. Foy              Senior Vice President &             Senior Vice President (1998-Present), Vice President (1998),
                          Treasurer, 1998                       Assistant Vice President (1995-1998), Hartford; Senior Vice
                                                                President (1998-Present), Hartford Life and Accident
                                                                Insurance Company; Director, Strategic Planning Corporate
                                                                Finance (1995-1996), IA Product Development (1994-1995),
                                                                Hartford; Various Actuarial Roles (1989-1993) Milliman &
                                                                Robertson
Lynda Godkin              Senior Vice President, 1997         Assistant General Counsel and Secretary (1994-1995), Hartford;
                          General Counsel, 1996                 Director (1997-Present); Senior Vice President
                          Corporate Secretary, 1996             (1997-Present); General Counsel (1996-Present); Corporate
                          Director, 1997*                       Secretary (1995-Present); Associate General Counsel
                                                                (1995-1996); Assistant General Counsel and Secretary
                                                                (1994-1995); Counsel (1990-1994), Hartford Life and Accident
                                                                Insurance Company; Senior Vice President (1997-Present);
                                                                General Counsel (1996-Present); Corporate Secretary
                                                                (1995-Present); Director (1997-Present); Associate General
                                                                Counsel (1995-1996); Assistant General Counsel and Secretary
                                                                (1994-1995); Counsel (1990-1994), Hartford Life Insurance
                                                                Company; Vice President and General Counsel (1997-Present),
                                                                Hartford Life, Inc.
Lois W. Grady             Senior Vice President, 1998         Vice President (1994-1998), Hartford; Senior Vice President
                          Vice President, 1994                  (1998-Present); Vice President (1993-1997); Assistant Vice
                                                                President (1987-1993), Hartford Life and Accident Insurance
                                                                Company; Senior Vice President (1998-Present); Vice
                                                                President (1994-1997); Assistant Vice President (1987-1994),
                                                                Hartford Life Insurance Company.
Stephen T. Joyce          Vice President, 1997                Assistant Vice President (1995-1997), Hartford; Assistant Vice
                                                                President (1994-1997), Hartford Life and Accident Insurance
                                                                Company; Vice President (1997-Present); Assistant Vice
                                                                President (1994-1997), Hartford Life Insurance Company.
Michael D. Keeler         Vice President, 1998                Vice President (1998-Present); Hartford Life and Accident
                                                                Insurance Company; Vice President (1995-1997), Providian
                                                                Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                                Communications.

                              4   - PROSPECTUS

                                                                                OTHER BUSINESS PROFESSION,
                                                                                  VOCATION OR EMPLOYMENT
                               POSITION WITH HARTFORD;                             FOR PAST FIVE YEARS;
          NAME                     YEAR OF ELECTION                                OTHER DIRECTORSHIPS
------------------------  ----------------------------------  --------------------------------------------------------------
Robert A. Kerzner         Senior Vice President, 1998         Senior Vice President (1998-Present); Vice President
                          Vice President, 1997                  (1994-1998), Hartford; Senior Vice President (1998-Present);
                                                                Vice President (1994-1997); Regional Vice President
                                                                (1991-1994), Hartford Life Insurance Company.
Thomas M. Marra           Executive Vice President, 1996      Senior Vice President (1993-1996); Director of Individual
                          Director, Individual Life and         Annuities (1991-1993), Hartford; Director (1994-Present);
                          Annuity Division, 1993                Executive Vice President (1995-Present); Director,
                          Director, 1994*                       Individual Life and Annuity Division (1994-Present); Senior
                                                                Vice President (1994-1995); Vice President (1989-1994);
                                                                Actuary (1987-1997), Hartford Life and Accident Insurance
                                                                Company; Director (1994-Present); Executive Vice President
                                                                (1995-Present); Director, Individual Life and Annuity
                                                                Division (1994-Present); Senior Vice President (1994-1995);
                                                                Vice President (1989-1994); Actuary (1987-1995), Hartford
                                                                Life Insurance Company; Executive Vice President, Individual
                                                                Life and Annuities (1997-Present), Hartford Life, Inc.
Steven L. Matthieson      Vice President, 1984                Director of New Business (1984-1997), Hartford.
Craig R. Raymond          Senior Vice President, 1997         Vice President (1993-1997); Assistant Vice President
                          Chief Actuary, 1994                   (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                                President (1997-Present); Chief Actuary (1995-Present); Vice
                                                                President (1993-1997); Actuary (1990-1995), Hartford Life
                                                                and Accident Insurance Company; Senior Vice President
                                                                (1997-Present); Chief Actuary (1994-Present); Vice President
                                                                (1993-1997); Assistant Vice President (1992-1993); Actuary
                                                                (1989-1994), Hartford Life Insurance Company; Vice President
                                                                and Chief Actuary (1997-Present), Hartford Life, Inc.
Lowndes A. Smith          President, 1989                     Chief Operating Officer (1989-1997), Hartford; Director
                          Chief Executive Officer, 1997         (1981-Present); President (1989-Present); Chief Executive
                          Director, 1985*                       Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                Hartford Life and Accident Insurance Company; Director
                                                                (1981-Present); President (1989-Present), Chief Executive
                                                                Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                Hartford Life Insurance Company; Chief Executive Officer and
                                                                President and Director (1997-Present), Hartford Life, Inc.
David M. Znamierowski     Senior Vice President, 1997         Vice President (1997) Senior Vice President (1997) Director,
                          Director, 1998                        Risk Management Strategy (1996) Director (1998), Hartford;
                                                                Director (1998-Present); Senior Vice President
                                                                (1997-Present); Hartford Life and Accident Insurance
                                                                Company; Vice President, Investment Strategy (1997-Present),
                                                                Hartford Life, Inc.; Vice President, Investment Strategy &
                                                                Policy (1991-1996), Aetna Life and Casualty.

------------------------
 * Denotes date of election to Board of Directors of Hartford.
** Affiliated Company of The Hartford Financial Services Group, Inc.

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

                              5   - PROSPECTUS

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
      --------------------------------------------------------------------

SAFEKEEPING OF ASSETS. The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

EXPERTS
      --------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS. The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT. The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
      --------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

The following table shows officers and directors of HSD:

NAME AND
PRINCIPAL BUSINESS
ADDRESS                   POSITIONS AND OFFICES
------------------------  -----------------------------------
Lowndes A. Smith          President and Chief Executive
                          Officer, Director
Thomas M. Marra           Executive Vice President, Director
Robert A. Kerzner         Executive Vice President
Lynda Godkin              Senior Vice President, General
                          Counsel and Corporate Secretary,
                          Director
Peter W. Cummins          Senior Vice President
David T. Foy              Treasurer
George R. Jay             Controller

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged

                              6   - PROSPECTUS
and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
      --------------------------------------------------------------------

UNDERWRITING PROCEDURES. To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE. The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

                              7   - PROSPECTUS

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES
      --------------------------------------------------------------------

The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $44,053, $34,014 and $20,001, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $45,872 and $28,491.

The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.86% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.86% described above) of -0.86%, 5.14% and 11.14%, respectively.

The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Changes to Policy or Separate Account -- Separate Account Taxes").

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

                              8   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,856       9,831          44,053       10,774        9,751        44,053
      2          11,025          11,752      10,737          44,053       11,578       10,566        44,053
      3          11,576          12,725      11,722          44,053       12,448       11,450        44,053
      4          12,155          13,781      12,944          44,053       13,389       12,558        44,053
      5          12,763          14,927      14,111          44,053       14,410       13,600        44,053

      6          13,401          16,172      15,580          44,053       15,515       14,930        44,053
      7          14,071          17,523      16,961          44,053       16,714       16,159        44,053
      8          14,775          18,990      18,665          44,053       18,014       17,694        44,053
      9          15,513          20,582      20,300          44,053       19,424       19,145        44,053
     10          16,289          22,310      22,280          44,053       20,956       20,926        44,053

     11          17,103          24,381      24,351          44,053       22,807       22,777        44,053
     12          17,959          26,647      26,617          44,053       24,845       24,815        44,053
     13          18,856          29,127      29,097          44,053       27,093       27,063        44,053
     14          19,799          31,853      31,823          44,053       29,579       29,549        44,053
     15          20,789          34,867      34,837          46,721       32,335       32,305        44,053

     16          21,829          38,180      38,150          49,633       35,394       35,364        46,011
     17          22,920          41,804      41,774          53,509       38,751       38,721        49,601
     18          24,066          45,769      45,739          57,669       42,424       42,394        53,454
     19          25,270          50,106      50,106          62,131       46,442       46,412        57,587
     20          26,533          54,885      54,885          66,959       50,838       50,838        62,022

     25          33,864          86,308      86,308         100,117       79,936       79,936        92,726
     35          55,160         213,073     213,073         225,857      197,212      197,212       209,044

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                              9   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,270       9,258          44,053       10,187        9,178        44,053
      2          11,025          10,516       9,525          44,053       10,338        9,352        44,053
      3          11,576          10,768       9,800          44,053       10,482        9,519        44,053
      4          12,155          11,028      10,232          44,053       10,618        9,829        44,053
      5          12,763          11,294      10,523          44,053       10,744        9,979        44,053

      6          13,401          11,567      11,022          44,053       10,857       10,318        44,053
      7          14,071          11,848      11,330          44,053       10,954       10,442        44,053
      8          14,775          12,137      11,846          44,053       11,033       10,748        44,053
      9          15,513          12,433      12,172          44,053       11,089       10,832        44,053
     10          16,289          12,738      12,708          44,053       11,119       11,089        44,053

     11          17,103          13,155      13,125          44,053       11,208       11,178        44,053
     12          17,959          13,587      13,557          44,053       11,267       11,237        44,053
     13          18,856          14,035      14,005          44,053       11,291       11,261        44,053
     14          19,799          14,498      14,468          44,053       11,275       11,245        44,053
     15          20,789          14,977      14,947          44,053       11,211       11,181        44,053

     16          21,829          15,474      15,444          44,053       11,091       11,061        44,053
     17          22,920          15,988      15,958          44,053       10,904       10,874        44,053
     18          24,066          16,520      16,490          44,053       10,639       10,609        44,053
     19          25,270          17,070      17,040          44,053       10,278       10,248        44,053
     20          26,533          17,640      17,610          44,053        9,806        9,776        44,053

     25          33,864          20,807      20,777          44,053        5,008        4,978        44,053
     35          55,160          29,047      29,017          44,053           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             10   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,684       8,709          44,053        9,601        8,635        44,053
      2          11,025           9,348       8,430          44,053        9,169        8,268        44,053
      3          11,576           9,023       8,158          44,053        8,733        7,895        44,053
      4          12,155           8,708       8,025          44,053        8,291        7,639        44,053
      5          12,763           8,404       7,764          44,053        7,842        7,244        44,053

      6          13,401           8,109       7,673          44,053        7,384        6,984        44,053
      7          14,071           7,823       7,421          44,053        6,912        6,554        44,053
      8          14,775           7,546       7,327          44,053        6,424        6,234        44,053
      9          15,513           7,278       7,084          44,053        5,916        5,753        44,053
     10          16,289           7,019       6,989          44,053        5,384        5,354        44,053

     11          17,103           6,822       6,792          44,053        4,864        4,834        44,053
     12          17,959           6,630       6,600          44,053        4,307        4,277        44,053
     13          18,856           6,442       6,412          44,053        3,708        3,678        44,053
     14          19,799           6,259       6,229          44,053        3,063        3,033        44,053
     15          20,789           6,081       6,051          44,053        2,363        2,333        44,053

     16          21,829           5,906       5,876          44,053        1,599        1,569        44,053
     17          22,920           5,736       5,706          44,053          763          733        44,053
     18          24,066           5,570       5,540          44,053           --           --            --
     19          25,270           5,408       5,378          44,053           --           --            --
     20          26,533           5,249       5,219          44,053           --           --            --

     25          33,864           4,513       4,483          44,053           --           --            --
     35          55,160           3,281       3,251          44,053           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             11   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,489       9,709          44,053       10,403        9,623        44,053
      2          11,025          11,429      10,649          44,053       11,244       10,464        44,053
      3          11,576          12,455      11,675          44,053       12,161       11,381        44,053
      4          12,155          13,576      12,946          44,053       13,161       12,531        44,053
      5          12,763          14,801      14,171          44,053       14,252       13,622        44,053

      6          13,401          16,139      15,709          44,053       15,443       15,013        44,053
      7          14,071          17,602      17,172          44,053       16,744       16,314        44,053
      8          14,775          19,200      18,970          44,053       18,166       17,936        44,053
      9          15,513          20,946      20,716          44,053       19,721       19,491        44,053
     10          16,289          22,854      22,824          44,053       21,424       21,394        44,053

     11          17,103          24,976      24,946          44,053       23,328       23,298        44,053
     12          17,959          27,298      27,268          44,053       25,425       25,395        44,053
     13          18,856          29,841      29,811          44,053       27,739       27,709        44,053
     14          19,799          32,647      32,617          45,052       30,301       30,271        44,053
     15          20,789          35,741      35,711          47,893       33,143       33,113        44,411

     16          21,829          39,138      39,108          50,879       36,287       36,257        47,172
     17          22,920          42,854      42,824          54,853       39,730       39,700        50,854
     18          24,066          46,920      46,890          59,118       43,496       43,466        54,805
     19          25,270          51,367      51,367          63,694       47,617       47,587        59,044
     20          26,533          56,266      56,266          68,644       52,125       52,125        63,592

     25          33,864          88,479      88,479         102,635       81,960       81,960        95,073
     35          55,160         218,433     218,433         231,538      202,204      202,204       214,336

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             12   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,923       9,149          44,053        9,836        9,069        44,053
      2          11,025          10,226       9,446          44,053       10,040        9,260        44,053
      3          11,576          10,539       9,759          44,053       10,240        9,460        44,053
      4          12,155          10,863      10,233          44,053       10,434        9,804        44,053
      5          12,763          11,198      10,568          44,053       10,622        9,992        44,053

      6          13,401          11,544      11,114          44,053       10,801       10,371        44,053
      7          14,071          11,901      11,471          44,053       10,969       10,539        44,053
      8          14,775          12,271      12,041          44,053       11,122       10,892        44,053
      9          15,513          12,653      12,423          44,053       11,256       11,026        44,053
     10          16,289          13,048      13,018          44,053       11,368       11,338        44,053

     11          17,103          13,476      13,446          44,053       11,470       11,440        44,053
     12          17,959          13,920      13,890          44,053       11,543       11,513        44,053
     13          18,856          14,379      14,349          44,053       11,582       11,552        44,053
     14          19,799          14,854      14,824          44,053       11,583       11,553        44,053
     15          20,789          15,346      15,316          44,053       11,537       11,507        44,053

     16          21,829          15,856      15,826          44,053       11,436       11,406        44,053
     17          22,920          16,383      16,353          44,053       11,271       11,241        44,053
     18          24,066          16,929      16,899          44,053       11,028       10,998        44,053
     19          25,270          17,494      17,464          44,053       10,693       10,663        44,053
     20          26,533          18,079      18,049          44,053       10,249       10,219        44,053

     25          33,864          21,328      21,298          44,053        5,655        5,625        44,053

     35          55,160          29,784      29,754          44,053           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             13   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $44,053
                          ISSUE AGE: MALE 45 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,357       8,625          44,053        9,270        8,545        44,053
      2          11,025           9,091       8,379          44,053        8,903        8,206        44,053
      3          11,576           8,831       8,139          44,053        8,529        7,859        44,053
      4          12,155           8,578       8,034          44,053        8,145        7,626        44,053
      5          12,763           8,332       7,802          44,053        7,750        7,255        44,053

      6          13,401           8,091       7,738          44,053        7,342        7,018        44,053
      7          14,071           7,857       7,513          44,053        6,917        6,610        44,053
      8          14,775           7,629       7,446          44,053        6,472        6,313        44,053
      9          15,513           7,407       7,228          44,053        6,004        5,854        44,053
     10          16,289           7,190       7,160          44,053        5,507        5,477        44,053

     11          17,103           6,989       6,959          44,053        4,986        4,956        44,053
     12          17,959           6,793       6,763          44,053        4,428        4,398        44,053
     13          18,856           6,601       6,571          44,053        3,829        3,799        44,053
     14          19,799           6,415       6,385          44,053        3,183        3,153        44,053
     15          20,789           6,232       6,202          44,053        2,483        2,453        44,053

     16          21,829           6,054       6,024          44,053        1,719        1,689        44,053
     17          22,920           5,880       5,850          44,053          883          853        44,053
     18          24,066           5,711       5,681          44,053           --           --            --
     19          25,270           5,545       5,515          44,053           --           --            --
     20          26,533           5,384       5,354          44,053           --           --            --

     25          33,864           4,632       4,602          44,053           --           --            --
     35          55,160           3,374       3,344          44,053           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             14   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,856       9,831          34,014       10,729        9,707        34,014
      2          11,025          11,752      10,737          34,014       11,484       10,474        34,014
      3          11,576          12,725      11,722          34,014       12,303       11,308        34,014
      4          12,155          13,781      12,944          34,014       13,194       12,366        34,014
      5          12,763          14,927      14,111          34,014       14,163       13,356        34,014

      6          13,401          16,172      15,580          34,014       15,218       14,635        34,014
      7          14,071          17,523      16,961          34,014       16,365       15,812        34,014
      8          14,775          18,990      18,665          34,014       17,612       17,294        34,014
      9          15,513          20,582      20,300          34,014       18,970       18,692        34,014
     10          16,289          22,310      22,280          34,014       20,451       20,421        34,014

     11          17,103          24,381      24,351          34,014       22,252       22,222        34,014
     12          17,959          26,653      26,623          34,014       24,250       24,220        34,014
     13          18,856          29,182      29,152          34,434       26,479       26,449        34,014
     14          19,799          31,982      31,952          37,418       28,973       28,943        34,014
     15          20,789          35,050      35,020          40,658       31,748       31,718        36,827

     16          21,829          38,412      38,382          44,173       34,790       34,760        40,008
     17          22,920          42,106      42,076          47,579       38,133       38,103        43,089
     18          24,066          46,168      46,138          51,246       41,809       41,779        46,407
     19          25,270          50,641      50,641          55,198       45,856       45,826        49,982
     20          26,533          55,558      55,558          60,557       50,275       50,275        54,799

     25          33,864          88,190      88,190          93,481       79,805       79,805        84,593
     35          55,160         218,333     218,333         229,249      194,662      194,662       204,395

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             15   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,270       9,258          34,014       10,143        9,134        34,014
      2          11,025          10,516       9,525          34,014       10,246        9,261        34,014
      3          11,576          10,768       9,800          34,014       10,340        9,379        34,014
      4          12,155          11,028      10,232          34,014       10,424        9,638        34,014
      5          12,763          11,294      10,523          34,014       10,497        9,735        34,014

      6          13,401          11,567      11,022          34,014       10,554       10,019        34,014
      7          14,071          11,848      11,330          34,014       10,592       10,083        34,014
      8          14,775          12,137      11,846          34,014       10,605       10,322        34,014
      9          15,513          12,433      12,172          34,014       10,584       10,327        34,014
     10          16,289          12,738      12,708          34,014       10,523       10,493        34,014

     11          17,103          13,155      13,125          34,014       10,505       10,475        34,014
     12          17,959          13,587      13,557          34,014       10,442       10,412        34,014
     13          18,856          14,035      14,005          34,014       10,331       10,301        34,014
     14          19,799          14,498      14,468          34,014       10,167       10,137        34,014
     15          20,789          14,977      14,947          34,014        9,940        9,910        34,014

     16          21,829          15,474      15,444          34,014        9,637        9,607        34,014
     17          22,920          15,988      15,958          34,014        9,235        9,205        34,014
     18          24,066          16,520      16,490          34,014        8,708        8,678        34,014
     19          25,270          17,070      17,040          34,014        8,023        7,993        34,014
     20          26,533          17,640      17,610          34,014        7,143        7,113        34,014

     25          33,864          20,807      20,777          34,014           --           --            --
     35          55,160          29,047      29,017          34,014           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             16   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,684       8,709          34,014        9,557        8,595        34,014
      2          11,025           9,348       8,430          34,014        9,077        8,185        34,014
      3          11,576           9,023       8,158          34,014        8,592        7,768        34,014
      4          12,155           8,708       8,025          34,014        8,101        7,463        34,014
      5          12,763           8,404       7,764          34,014        7,601        7,020        34,014

      6          13,401           8,109       7,673          34,014        7,088        6,704        34,014
      7          14,071           7,823       7,421          34,014        6,558        6,217        34,014
      8          14,775           7,546       7,327          34,014        6,004        5,824        34,014
      9          15,513           7,278       7,084          34,014        5,417        5,265        34,014
     10          16,289           7,019       6,989          34,014        4,790        4,760        34,014

     11          17,103           6,822       6,792          34,014        4,155        4,125        34,014
     12          17,959           6,630       6,600          34,014        3,467        3,437        34,014
     13          18,856           6,442       6,412          34,014        2,721        2,691        34,014
     14          19,799           6,259       6,229          34,014        1,912        1,882        34,014
     15          20,789           6,081       6,051          34,014        1,031        1,001        34,014

     16          21,829           5,906       5,876          34,014           61           31        34,014
     17          22,920           5,736       5,706          34,014           --           --            --
     18          24,066           5,570       5,540          34,014           --           --            --
     19          25,270           5,408       5,378          34,014           --           --            --
     20          26,533           5,249       5,219          34,014           --           --            --

     25          33,864           4,513       4,483          34,014           --           --            --
     35          55,160           3,281       3,251          34,014           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             17   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,489       9,709          34,014       10,356        9,576        34,014
      2          11,025          11,429      10,649          34,014       11,147       10,367        34,014
      3          11,576          12,455      11,675          34,014       12,011       11,231        34,014
      4          12,155          13,576      12,946          34,014       12,956       12,326        34,014
      5          12,763          14,801      14,171          34,014       13,993       13,363        34,014

      6          13,401          16,139      15,709          34,014       15,129       14,699        34,014
      7          14,071          17,602      17,172          34,014       16,374       15,944        34,014
      8          14,775          19,200      18,970          34,014       17,739       17,509        34,014
      9          15,513          20,946      20,716          34,014       19,237       19,007        34,014
     10          16,289          22,854      22,824          34,014       20,884       20,854        34,014

     11          17,103          24,976      24,946          34,014       22,738       22,708        34,014
     12          17,959          27,313      27,283          34,014       24,797       24,767        34,014
     13          18,856          29,921      29,891          35,306       27,093       27,063        34,014
     14          19,799          32,793      32,763          38,367       29,665       29,635        34,708
     15          20,789          35,940      35,910          41,689       32,509       32,479        37,710

     16          21,829          39,387      39,357          45,295       35,624       35,594        40,967
     17          22,920          43,176      43,146          48,789       39,048       39,018        44,124
     18          24,066          47,343      47,313          52,550       42,813       42,783        47,522
     19          25,270          51,930      51,930          56,603       46,958       46,928        51,184
     20          26,533          56,972      56,972          62,099       51,484       51,484        56,117

     25          33,864          90,435      90,435          95,861       81,724       81,724        86,627
     35          55,160         223,890     223,890         235,084      199,344      199,344       209,311

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             18   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,923       9,149          34,014        9,790        9,026        34,014
      2          11,025          10,226       9,446          34,014        9,944        9,168        34,014
      3          11,576          10,539       9,759          34,014       10,091        9,311        34,014
      4          12,155          10,863      10,233          34,014       10,232        9,602        34,014
      5          12,763          11,198      10,568          34,014       10,365        9,735        34,014

      6          13,401          11,544      11,114          34,014       10,486       10,056        34,014
      7          14,071          11,901      11,471          34,014       10,591       10,161        34,014
      8          14,775          12,271      12,041          34,014       10,674       10,444        34,014
      9          15,513          12,653      12,423          34,014       10,728       10,498        34,014
     10          16,289          13,048      13,018          34,014       10,746       10,716        34,014

     11          17,103          13,476      13,446          34,014       10,741       10,711        34,014
     12          17,959          13,920      13,890          34,014       10,693       10,663        34,014
     13          18,856          14,379      14,349          34,014       10,599       10,569        34,014
     14          19,799          14,854      14,824          34,014       10,452       10,422        34,014
     15          20,789          15,346      15,316          34,014       10,245       10,215        34,014

     16          21,829          15,856      15,826          34,014        9,963        9,933        34,014
     17          22,920          16,383      16,353          34,014        9,586        9,556        34,014
     18          24,066          16,929      16,899          34,014        9,087        9,057        34,014
     19          25,270          17,494      17,464          34,014        8,433        8,403        34,014
     20          26,533          18,079      18,049          34,014        7,589        7,559        34,014

     25          33,864          21,328      21,298          34,014           --           --            --
     35          55,160          29,784      29,754          34,014           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             19   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $34,014
                         ISSUE AGE: FEMALE 55 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,357       8,625          34,014        9,224        8,503        34,014
      2          11,025           9,091       8,379          34,014        8,809        8,118        34,014
      3          11,576           8,831       8,139          34,014        8,384        7,725        34,014
      4          12,155           8,578       8,034          34,014        7,948        7,441        34,014
      5          12,763           8,332       7,802          34,014        7,500        7,020        34,014

      6          13,401           8,091       7,738          34,014        7,036        6,725        34,014
      7          14,071           7,857       7,513          34,014        6,551        6,259        34,014
      8          14,775           7,629       7,446          34,014        6,037        5,886        34,014
      9          15,513           7,407       7,228          34,014        5,487        5,347        34,014
     10          16,289           7,190       7,160          34,014        4,893        4,863        34,014

     11          17,103           6,989       6,959          34,014        4,258        4,228        34,014
     12          17,959           6,793       6,763          34,014        3,570        3,540        34,014
     13          18,856           6,601       6,571          34,014        2,824        2,794        34,014
     14          19,799           6,415       6,385          34,014        2,017        1,987        34,014
     15          20,789           6,232       6,202          34,014        1,136        1,106        34,014

     16          21,829           6,054       6,024          34,014          168          138        34,014
     17          22,920           5,880       5,850          34,014           --           --            --
     18          24,066           5,711       5,681          34,014           --           --            --
     19          25,270           5,545       5,515          34,014           --           --            --
     20          26,533           5,384       5,354          34,014           --           --            --

     25          33,864           4,632       4,602          34,014           --           --            --
     35          55,160           3,374       3,344          34,014           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             20   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,856       9,831          20,001       10,642        9,623        20,001
      2          11,025          11,752      10,737          20,001       11,302       10,296        20,001
      3          11,576          12,725      11,722          20,001       12,017       11,026        20,001
      4          12,155          13,781      12,944          20,001       12,796       11,974        20,001
      5          12,763          14,927      14,111          20,001       13,653       12,852        20,001

      6          13,401          16,172      15,580          20,001       14,600       14,024        20,001
      7          14,071          17,523      16,961          20,001       15,657       15,110        20,001
      8          14,775          18,993      18,668          21,082       16,849       16,535        20,001
      9          15,513          20,604      20,322          22,458       18,208       17,932        20,001
     10          16,289          22,339      22,309          24,349       19,736       19,706        21,512

     11          17,103          24,420      24,390          26,374       21,571       21,541        23,296
     12          17,959          26,704      26,674          28,573       23,585       23,555        25,235
     13          18,856          29,190      29,160          31,232       25,775       25,745        27,578
     14          19,799          31,921      31,891          33,835       28,182       28,152        29,873
     15          20,789          34,898      34,868          36,991       30,800       30,770        32,648

     16          21,829          38,170      38,140          40,078       33,685       33,655        35,368
     17          22,920          41,737      41,707          43,823       36,821       36,791        38,661
     18          24,066          45,639      45,609          47,921       40,225       40,195        42,236
     19          25,270          49,910      49,880          52,405       43,915       43,885        46,110
     20          26,533          54,583      54,583          57,312       47,909       47,879        50,304

     25          33,864          85,651      85,651          89,933       73,287       73,287        76,951
     35          55,160         211,074     211,074         213,184      175,108      175,108       176,858

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             21   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,270       9,258          20,001       10,054        9,048        20,001
      2          11,025          10,516       9,525          20,001       10,048        9,068        20,001
      3          11,576          10,768       9,800          20,001       10,010        9,055        20,001
      4          12,155          11,028      10,232          20,001        9,933        9,158        20,001
      5          12,763          11,294      10,523          20,001        9,811        9,069        20,001

      6          13,401          11,567      11,022          20,001        9,632        9,120        20,001
      7          14,071          11,848      11,330          20,001        9,385        8,909        20,001
      8          14,775          12,137      11,846          20,001        9,053        8,796        20,001
      9          15,513          12,433      12,172          20,001        8,614        8,390        20,001
     10          16,289          12,738      12,708          20,001        8,044        8,014        20,001

     11          17,103          13,155      13,125          20,001        7,380        7,350        20,001
     12          17,959          13,587      13,557          20,001        6,522        6,492        20,001
     13          18,856          14,035      14,005          20,001        5,425        5,395        20,001
     14          19,799          14,498      14,468          20,001        4,026        3,996        20,001
     15          20,789          14,977      14,947          20,001        2,243        2,213        20,001

     16          21,829          15,474      15,444          20,001           --           --            --
     17          22,920          15,988      15,958          20,001           --           --            --
     18          24,066          16,520      16,490          20,001           --           --            --
     19          25,270          17,070      17,040          20,001           --           --            --
     20          26,533          17,640      17,610          20,001           --           --            --

     25          33,864          20,807      20,777          21,846           --           --            --
     35          55,160          29,071      29,041          29,361           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             22   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,684       8,709          20,001        9,465        8,512        20,001
      2          11,025           9,348       8,430          20,001        8,867        7,995        20,001
      3          11,576           9,023       8,158          20,001        8,230        7,439        20,001
      4          12,155           8,708       8,025          20,001        7,545        6,949        20,001
      5          12,763           8,404       7,764          20,001        6,803        6,280        20,001

      6          13,401           8,109       7,673          20,001        5,991        5,661        20,001
      7          14,071           7,823       7,421          20,001        5,090        4,818        20,001
      8          14,775           7,546       7,327          20,001        4,078        3,946        20,001
      9          15,513           7,278       7,084          20,001        2,927        2,831        20,001
     10          16,289           7,019       6,989          20,001        1,605        1,575        20,001

     11          17,103           6,822       6,792          20,001           84           54        20,001
     12          17,959           6,630       6,600          20,001           --           --            --
     13          18,856           6,442       6,412          20,001           --           --            --
     14          19,799           6,259       6,229          20,001           --           --            --
     15          20,789           6,081       6,051          20,001           --           --            --

     16          21,829           5,906       5,876          20,001           --           --            --
     17          22,920           5,736       5,706          20,001           --           --            --
     18          24,066           5,570       5,540          20,001           --           --            --
     19          25,270           5,408       5,378          20,001           --           --            --
     20          26,533           5,249       5,219          20,001           --           --            --

     25          33,864           4,513       4,483          20,001           --           --            --
     35          55,160           3,281       3,251          20,001           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             23   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,489       9,709          20,001       10,262        9,482        20,001
      2          11,025          11,429      10,649          20,001       10,946       10,166        20,001
      3          11,576          12,455      11,675          20,001       11,692       10,912        20,001
      4          12,155          13,576      12,946          20,001       12,512       11,882        20,001
      5          12,763          14,801      14,171          20,001       13,419       12,789        20,001

      6          13,401          16,139      15,709          20,001       14,429       13,999        20,001
      7          14,071          17,602      17,172          20,001       15,565       15,135        20,001
      8          14,775          19,204      18,974          21,316       16,855       16,625        20,001
      9          15,513          20,969      20,739          22,855       18,338       18,108        20,001
     10          16,289          22,884      22,854          24,943       20,009       19,979        21,809

     11          17,103          25,017      24,987          27,018       21,870       21,840        23,619
     12          17,959          27,357      27,327          29,272       23,912       23,882        25,585
     13          18,856          29,904      29,874          31,997       26,132       26,102        27,961
     14          19,799          32,703      32,673          34,664       28,574       28,544        30,288
     15          20,789          35,754      35,724          37,898       31,229       31,199        33,102

     16          21,829          39,107      39,077          41,062       34,154       34,124        35,861
     17          22,920          42,762      42,732          44,900       37,334       37,304        39,200
     18          24,066          46,761      46,731          49,099       40,786       40,756        42,825
     19          25,270          51,138      51,138          53,694       44,528       44,498        46,754
     20          26,533          55,960      55,960          58,757       48,578       48,548        51,006

     25          33,864          87,811      87,811          92,201       74,311       74,311        78,026
     35          55,160         216,397     216,397         218,560      177,555      177,555       179,330

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             24   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,923       9,149          20,001        9,693        8,936        20,001
      2          11,025          10,226       9,446          20,001        9,729        8,970        20,001
      3          11,576          10,539       9,759          20,001        9,734        8,974        20,001
      4          12,155          10,863      10,233          20,001        9,703        9,091        20,001
      5          12,763          11,198      10,568          20,001        9,628        9,020        20,001

      6          13,401          11,544      11,114          20,001        9,499        9,089        20,001
      7          14,071          11,901      11,471          20,001        9,304        8,902        20,001
      8          14,775          12,271      12,041          20,001        9,026        8,816        20,001
      9          15,513          12,653      12,423          20,001        8,645        8,442        20,001
     10          16,289          13,048      13,018          20,001        8,136        8,106        20,001

     11          17,103          13,476      13,446          20,001        7,484        7,454        20,001
     12          17,959          13,920      13,890          20,001        6,640        6,610        20,001
     13          18,856          14,379      14,349          20,001        5,559        5,529        20,001
     14          19,799          14,854      14,824          20,001        4,182        4,152        20,001
     15          20,789          15,346      15,316          20,001        2,424        2,394        20,001

     16          21,829          15,856      15,826          20,001          167          137        20,001
     17          22,920          16,383      16,353          20,001           --           --            --
     18          24,066          16,929      16,899          20,001           --           --            --
     19          25,270          17,494      17,464          20,001           --           --            --
     20          26,533          18,079      18,049          20,001           --           --            --

     25          33,864          21,328      21,298          22,394           --           --            --
     35          55,160          29,808      29,778          30,106           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             25   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $20,001
                          ISSUE AGE: MALE 65 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,357       8,625          20,001        9,125        8,411        20,001
      2          11,025           9,091       8,379          20,001        8,583        7,910        20,001
      3          11,576           8,831       8,139          20,001        7,998        7,368        20,001
      4          12,155           8,578       8,034          20,001        7,361        6,889        20,001
      5          12,763           8,332       7,802          20,001        6,662        6,232        20,001

      6          13,401           8,091       7,738          20,001        5,888        5,622        20,001
      7          14,071           7,857       7,513          20,001        5,020        4,789        20,001
      8          14,775           7,629       7,446          20,001        4,036        3,925        20,001
      9          15,513           7,407       7,228          20,001        2,906        2,818        20,001
     10          16,289           7,190       7,160          20,001        1,599        1,569        20,001

     11          17,103           6,989       6,959          20,001           78           48        20,001
     12          17,959           6,793       6,763          20,001           --           --            --
     13          18,856           6,601       6,571          20,001           --           --            --
     14          19,799           6,415       6,385          20,001           --           --            --
     15          20,789           6,232       6,202          20,001           --           --            --

     16          21,829           6,054       6,024          20,001           --           --            --
     17          22,920           5,880       5,850          20,001           --           --            --
     18          24,066           5,711       5,681          20,001           --           --            --
     19          25,270           5,545       5,515          20,001           --           --            --
     20          26,533           5,384       5,354          20,001           --           --            --

     25          33,864           4,632       4,602          20,001           --           --            --
     35          55,160           3,374       3,344          20,001           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             26   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,923       9,898          45,872       10,923        9,898        45,872
      2          11,025          11,893      10,875          45,872       11,893       10,875        45,872
      3          11,576          12,944      11,938          45,872       12,944       11,938        45,872
      4          12,155          14,084      13,243          45,872       14,084       13,243        45,872
      5          12,763          15,320      14,499          45,872       15,320       14,499        45,872

      6          13,401          16,659      16,063          45,872       16,659       16,063        45,872
      7          14,071          18,110      17,544          45,872       18,110       17,544        45,872
      8          14,775          19,680      19,352          45,872       19,680       19,352        45,872
      9          15,513          21,381      21,097          45,872       21,381       21,097        45,872
     10          16,289          23,221      23,191          45,872       23,221       23,191        45,872

     11          17,103          25,421      25,391          45,872       25,420       25,390        45,872
     12          17,959          27,832      27,802          45,872       27,827       27,797        45,872
     13          18,856          30,477      30,447          45,872       30,470       30,440        45,872
     14          19,799          33,387      33,357          45,872       33,378       33,348        45,872
     15          20,789          36,600      36,570          45,872       36,591       36,561        45,872

     16          21,829          40,162      40,132          46,186       40,152       40,122        46,174
     17          22,920          44,102      44,072          49,835       44,091       44,061        49,822
     18          24,066          48,431      48,401          53,758       48,419       48,389        53,744
     19          25,270          53,190      53,190          57,977       53,176       53,176        57,962
     20          26,533          58,426      58,426          63,684       58,411       58,411        63,668

     25          33,864          93,127      93,127          98,714       93,103       93,103        98,689
     35          55,160         233,177     233,177         244,835      227,324      227,324       238,689

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             27   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,334       9,321          45,872       10,334        9,321        45,872
      2          11,025          10,641       9,648          45,872       10,641        9,648        45,872
      3          11,576          10,950       9,978          45,872       10,950        9,978        45,872
      4          12,155          11,260      10,461          45,872       11,260       10,461        45,872
      5          12,763          11,569      10,794          45,872       11,569       10,794        45,872

      6          13,401          11,875      11,326          45,872       11,875       11,326        45,872
      7          14,071          12,182      11,661          45,872       12,174       11,653        45,872
      8          14,775          12,499      12,206          45,872       12,464       12,171        45,872
      9          15,513          12,824      12,562          45,872       12,737       12,476        45,872
     10          16,289          13,158      13,128          45,872       12,990       12,960        45,872

     11          17,103          13,611      13,581          45,872       13,322       13,292        45,872
     12          17,959          14,081      14,051          45,872       13,626       13,596        45,872
     13          18,856          14,567      14,537          45,872       13,896       13,866        45,872
     14          19,799          15,072      15,042          45,872       14,121       14,091        45,872
     15          20,789          15,595      15,565          45,872       14,293       14,263        45,872

     16          21,829          16,137      16,107          45,872       14,396       14,366        45,872
     17          22,920          16,700      16,670          45,872       14,410       14,380        45,872
     18          24,066          17,283      17,253          45,872       14,309       14,279        45,872
     19          25,270          17,887      17,857          45,872       14,062       14,032        45,872
     20          26,533          18,514      18,484          45,872       13,630       13,600        45,872

     25          33,864          22,010      21,980          45,872        6,780        6,750        45,872
     35          55,160          31,215      31,185          45,872           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             28   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,744       8,764          45,872        9,744        8,764        45,872
      2          11,025           9,458       8,530          45,872        9,458        8,530        45,872
      3          11,576           9,171       8,293          45,872        9,171        8,293        45,872
      4          12,155           8,881       8,185          45,872        8,881        8,185        45,872
      5          12,763           8,587       7,934          45,872        8,587        7,934        45,872

      6          13,401           8,298       7,853          45,872        8,284        7,840        45,872
      7          14,071           8,019       7,608          45,872        7,970        7,562        45,872
      8          14,775           7,747       7,524          45,872        7,641        7,420        45,872
      9          15,513           7,484       7,286          45,872        7,290        7,096        45,872
     10          16,289           7,229       7,199          45,872        6,911        6,881        45,872

     11          17,103           7,038       7,008          45,872        6,550        6,520        45,872
     12          17,959           6,851       6,821          45,872        6,142        6,112        45,872
     13          18,856           6,668       6,638          45,872        5,678        5,648        45,872
     14          19,799           6,490       6,460          45,872        5,149        5,119        45,872
     15          20,789           6,315       6,285          45,872        4,540        4,510        45,872

     16          21,829           6,144       6,114          45,872        3,835        3,805        45,872
     17          22,920           5,977       5,947          45,872        3,009        2,979        45,872
     18          24,066           5,814       5,784          45,872        2,029        1,999        45,872
     19          25,270           5,654       5,624          45,872          856          826        45,872
     20          26,533           5,498       5,468          45,872           --           --            --

     25          33,864           4,769       4,739          45,872           --           --            --
     35          55,160           3,537       3,507          45,872           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             29   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,555       9,775          45,872       10,555        9,775        45,872
      2          11,025          11,565      10,785          45,872       11,565       10,785        45,872
      3          11,576          12,668      11,888          45,872       12,668       11,888        45,872
      4          12,155          13,873      13,243          45,872       13,873       13,243        45,872
      5          12,763          15,187      14,557          45,872       15,187       14,557        45,872

      6          13,401          16,622      16,192          45,872       16,622       16,192        45,872
      7          14,071          18,187      17,757          45,872       18,187       17,757        45,872
      8          14,775          19,894      19,664          45,872       19,894       19,664        45,872
      9          15,513          21,757      21,527          45,872       21,757       21,527        45,872
     10          16,289          23,789      23,759          45,872       23,789       23,759        45,872

     11          17,103          26,049      26,019          45,872       26,049       26,019        45,872
     12          17,959          28,525      28,495          45,872       28,525       28,495        45,872
     13          18,856          31,245      31,215          45,872       31,245       31,215        45,872
     14          19,799          34,241      34,211          45,872       34,240       34,210        45,872
     15          20,789          37,552      37,522          45,872       37,551       37,521        45,872

     16          21,829          41,223      41,193          47,406       41,222       41,192        47,405
     17          22,920          45,269      45,239          51,154       45,269       45,239        51,153
     18          24,066          49,714      49,684          55,182       49,713       49,683        55,181
     19          25,270          54,600      54,600          59,513       54,599       54,599        59,512
     20          26,533          59,975      59,975          65,372       59,973       59,973        65,371

     25          33,864          95,596      95,596         101,331       95,594       95,594       101,329
     35          55,160         239,357     239,357         251,324      233,404      233,404       245,074

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             30   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,985       9,206          45,872        9,985        9,206        45,872
      2          11,025          10,347       9,567          45,872       10,347        9,567        45,872
      3          11,576          10,716       9,936          45,872       10,716        9,936        45,872
      4          12,155          11,090      10,460          45,872       11,090       10,460        45,872
      5          12,763          11,468      10,838          45,872       11,468       10,838        45,872

      6          13,401          11,847      11,417          45,872       11,847       11,417        45,872
      7          14,071          12,233      11,803          45,872       12,225       11,795        45,872
      8          14,775          12,633      12,403          45,872       12,599       12,369        45,872
      9          15,513          13,047      12,817          45,872       12,962       12,732        45,872
     10          16,289          13,475      13,445          45,872       13,310       13,280        45,872

     11          17,103          13,940      13,910          45,872       13,658       13,628        45,872
     12          17,959          14,421      14,391          45,872       13,978       13,948        45,872
     13          18,856          14,920      14,890          45,872       14,265       14,235        45,872
     14          19,799          15,438      15,408          45,872       14,511       14,481        45,872
     15          20,789          15,974      15,944          45,872       14,703       14,673        45,872

     16          21,829          16,531      16,501          45,872       14,830       14,800        45,872
     17          22,920          17,108      17,078          45,872       14,870       14,840        45,872
     18          24,066          17,706      17,676          45,872       14,799       14,769        45,872
     19          25,270          18,326      18,296          45,872       14,585       14,555        45,872
     20          26,533          18,968      18,938          45,872       14,192       14,162        45,872

     25          33,864          22,555      22,525          45,872        7,669        7,639        45,872
     35          55,160          31,997      31,967          45,872           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             31   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $45,872
                          ISSUE AGE: MALE 55 PREFERRED
                         ISSUE AGE: FEMALE 55 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,415       8,679          45,872        9,415        8,679        45,872
      2          11,025           9,197       8,477          45,872        9,197        8,477        45,872
      3          11,576           8,975       8,272          45,872        8,975        8,272        45,872
      4          12,155           8,747       8,192          45,872        8,747        8,192        45,872
      5          12,763           8,511       7,970          45,872        8,511        7,970        45,872

      6          13,401           8,278       7,917          45,872        8,264        7,903        45,872
      7          14,071           8,052       7,700          45,872        8,003        7,653        45,872
      8          14,775           7,830       7,644          45,872        7,723        7,539        45,872
      9          15,513           7,614       7,432          45,872        7,419        7,241        45,872
     10          16,289           7,403       7,373          45,872        7,084        7,054        45,872

     11          17,103           7,208       7,178          45,872        6,721        6,691        45,872
     12          17,959           7,017       6,987          45,872        6,311        6,281        45,872
     13          18,856           6,831       6,801          45,872        5,846        5,816        45,872
     14          19,799           6,648       6,618          45,872        5,315        5,285        45,872
     15          20,789           6,470       6,440          45,872        4,706        4,676        45,872

     16          21,829           6,296       6,266          45,872        4,000        3,970        45,872
     17          22,920           6,126       6,096          45,872        3,174        3,144        45,872
     18          24,066           5,959       5,929          45,872        2,195        2,165        45,872
     19          25,270           5,796       5,766          45,872        1,023          993        45,872
     20          26,533           5,637       5,607          45,872           --           --            --

     25          33,864           4,893       4,863          45,872           --           --            --
     35          55,160           3,636       3,606          45,872           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             32   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,917       9,891          28,491       10,917        9,891        28,491
      2          11,025          11,866      10,849          28,491       11,866       10,849        28,491
      3          11,576          12,881      11,876          28,491       12,881       11,876        28,491
      4          12,155          13,971      13,132          28,491       13,967       13,127        28,491
      5          12,763          15,157      14,338          28,491       15,130       14,310        28,491

      6          13,401          16,446      15,851          28,491       16,377       15,783        28,491
      7          14,071          17,847      17,283          28,491       17,717       17,154        28,491
      8          14,775          19,371      19,044          28,491       19,162       18,836        28,491
      9          15,513          21,027      20,745          28,491       20,725       20,444        28,491
     10          16,289          22,828      22,798          28,491       22,430       22,400        28,491

     11          17,103          24,986      24,956          28,491       24,506       24,476        28,491
     12          17,959          27,388      27,358          29,304       26,841       26,811        28,719
     13          18,856          30,038      30,008          32,141       29,438       29,408        31,498
     14          19,799          32,947      32,917          34,923       32,288       32,258        34,224
     15          20,789          36,120      36,090          38,287       35,397       35,367        37,520

     16          21,829          39,606      39,576          41,585       38,812       38,782        40,752
     17          22,920          43,405      43,375          45,575       42,534       42,504        44,661
     18          24,066          47,540      47,510          49,916       46,585       46,555        48,914
     19          25,270          52,068      52,068          54,670       50,986       50,986        53,535
     20          26,533          57,063      57,063          59,916       55,791       55,791        58,580

     25          33,864          90,217      90,217          94,727       86,273       86,273        90,587
     35          55,160         225,504     225,504         227,759      207,094      207,094       209,164

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             33   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,327       9,315          28,491       10,327        9,315        28,491
      2          11,025          10,614       9,621          28,491       10,614        9,621        28,491
      3          11,576          10,885       9,915          28,491       10,885        9,914        28,491
      4          12,155          11,165      10,367          28,491       11,136       10,339        28,491
      5          12,763          11,452      10,679          28,491       11,363       10,591        28,491

      6          13,401          11,748      11,200          28,491       11,557       11,011        28,491
      7          14,071          12,051      11,531          28,491       11,710       11,192        28,491
      8          14,775          12,364      12,072          28,491       11,811       11,522        28,491
      9          15,513          12,685      12,424          28,491       11,843       11,583        28,491
     10          16,289          13,016      12,986          28,491       11,790       11,760        28,491

     11          17,103          13,464      13,434          28,491       11,728       11,698        28,491
     12          17,959          13,928      13,898          28,491       11,544       11,514        28,491
     13          18,856          14,409      14,379          28,491       11,211       11,181        28,491
     14          19,799          14,907      14,877          28,491       10,696       10,666        28,491
     15          20,789          15,424      15,394          28,491        9,952        9,922        28,491

     16          21,829          15,961      15,931          28,491        8,917        8,887        28,491
     17          22,920          16,516      16,486          28,491        7,501        7,471        28,491
     18          24,066          17,093      17,063          28,491        5,576        5,546        28,491
     19          25,270          17,690      17,660          28,491        2,969        2,939        28,491
     20          26,533          18,309      18,279          28,491           --           --            --

     25          33,864          21,765      21,735          28,491           --           --            --
     35          55,160          30,864      30,834          31,172           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             34   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,738       8,758          28,491        9,738        8,758        28,491
      2          11,025           9,431       8,505          28,491        9,431        8,505        28,491
      3          11,576           9,117       8,244          28,491        9,105        8,233        28,491
      4          12,155           8,813       8,122          28,491        8,754        8,068        28,491
      5          12,763           8,518       7,870          28,491        8,372        7,735        28,491

      6          13,401           8,231       7,790          28,491        7,949        7,522        28,491
      7          14,071           7,954       7,546          28,491        7,475        7,090        28,491
      8          14,775           7,684       7,462          28,491        6,933        6,729        28,491
      9          15,513           7,423       7,226          28,491        6,304        6,132        28,491
     10          16,289           7,170       7,140          28,491        5,564        5,534        28,491

     11          17,103           6,980       6,950          28,491        4,729        4,699        28,491
     12          17,959           6,794       6,764          28,491        3,718        3,688        28,491
     13          18,856           6,613       6,583          28,491        2,496        2,466        28,491
     14          19,799           6,435       6,405          28,491        1,014          984        28,491
     15          20,789           6,262       6,232          28,491           --           --            --

     16          21,829           6,092       6,062          28,491           --           --            --
     17          22,920           5,927       5,897          28,491           --           --            --
     18          24,066           5,765       5,735          28,491           --           --            --
     19          25,270           5,606       5,576          28,491           --           --            --
     20          26,533           5,451       5,421          28,491           --           --            --

     25          33,864           4,727       4,697          28,491           --           --            --
     35          55,160           3,504       3,474          28,491           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             35   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500          10,548       9,768          28,491       10,548        9,768        28,491
      2          11,025          11,537      10,757          28,491       11,537       10,757        28,491
      3          11,576          12,603      11,823          28,491       12,603       11,823        28,491
      4          12,155          13,758      13,128          28,491       13,751       13,121        28,491
      5          12,763          15,023      14,393          28,491       14,990       14,360        28,491

      6          13,401          16,407      15,977          28,491       16,330       15,900        28,491
      7          14,071          17,921      17,491          28,491       17,782       17,352        28,491
      8          14,775          19,578      19,348          28,491       19,360       19,130        28,491
      9          15,513          21,391      21,161          28,491       21,086       20,856        28,491
     10          16,289          23,375      23,345          28,491       22,985       22,955        28,491

     11          17,103          25,593      25,563          28,491       25,136       25,106        28,491
     12          17,959          28,070      28,040          30,034       27,556       27,526        29,484
     13          18,856          30,787      30,757          32,942       30,223       30,193        32,338
     14          19,799          33,769      33,739          35,794       33,150       33,120        35,138
     15          20,789          37,022      36,992          39,243       36,342       36,312        38,522

     16          21,829          40,596      40,566          42,625       39,850       39,820        41,842
     17          22,920          44,491      44,461          46,715       43,673       43,643        45,856
     18          24,066          48,729      48,699          51,165       47,833       47,803        50,224
     19          25,270          53,372      53,372          56,040       52,353       52,353        54,970
     20          26,533          58,492      58,492          61,416       57,287       57,287        60,151

     25          33,864          92,476      92,476          97,100       88,586       88,586        93,015
     35          55,160         231,152     231,152         233,463      212,645      212,645       214,771

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             36   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.14% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,978       9,200          28,491        9,978        9,200        28,491
      2          11,025          10,320       9,540          28,491       10,320        9,540        28,491
      3          11,576          10,652       9,872          28,491       10,649        9,869        28,491
      4          12,155          10,996      10,366          28,491       10,963       10,333        28,491
      5          12,763          11,352      10,722          28,491       11,256       10,626        28,491

      6          13,401          11,721      11,291          28,491       11,522       11,092        28,491
      7          14,071          12,103      11,673          28,491       11,751       11,321        28,491
      8          14,775          12,498      12,268          28,491       11,932       11,702        28,491
      9          15,513          12,907      12,677          28,491       12,051       11,821        28,491
     10          16,289          13,330      13,300          28,491       12,091       12,061        28,491

     11          17,103          13,789      13,759          28,491       12,052       12,022        28,491
     12          17,959          14,265      14,235          28,491       11,894       11,864        28,491
     13          18,856          14,759      14,729          28,491       11,593       11,563        28,491
     14          19,799          15,270      15,240          28,491       11,115       11,085        28,491
     15          20,789          15,801      15,771          28,491       10,417       10,387        28,491

     16          21,829          16,351      16,321          28,491        9,438        9,408        28,491
     17          22,920          16,921      16,891          28,491        8,091        8,061        28,491
     18          24,066          17,512      17,482          28,491        6,255        6,225        28,491
     19          25,270          18,125      18,095          28,491        3,761        3,731        28,491
     20          26,533          18,760      18,730          28,491          375          345        28,491

     25          33,864          22,305      22,275          28,491           --           --            --
     35          55,160          31,639      31,609          31,955           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             37   - PROSPECTUS

MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE
      --------------------------------------------------------------------
                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            INITIAL PREMIUM: $10,000
                          INITIAL FACE AMOUNT: $28,491
                          ISSUE AGE: MALE 65 PREFERRED
                         ISSUE AGE: FEMALE 65 PREFERRED

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.86% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS      --------------------------------------   -------------------------------------
  END OF     ACCUMULATED                      CASH                                     CASH
  CONTRACT  AT 5% INTEREST     ACCOUNT      SURRENDER      DEATH        ACCOUNT     SURRENDER      DEATH
   YEAR        PER YEAR         VALUE         VALUE       BENEFIT        VALUE        VALUE       BENEFIT
  -------   --------------   -----------   -----------   ----------   -----------   ----------   ----------
      1          10,500           9,409       8,673          28,491        9,409        8,673        28,491
      2          11,025           9,170       8,452          28,491        9,170        8,452        28,491
      3          11,576           8,921       8,222          28,491        8,908        8,210        28,491
      4          12,155           8,679       8,129          28,491        8,617        8,070        28,491
      5          12,763           8,443       7,906          28,491        8,292        7,764        28,491

      6          13,401           8,212       7,854          28,491        7,923        7,576        28,491
      7          14,071           7,987       7,637          28,491        7,498        7,168        28,491
      8          14,775           7,767       7,582          28,491        7,003        6,833        28,491
      9          15,513           7,552       7,371          28,491        6,417        6,259        28,491
     10          16,289           7,343       7,313          28,491        5,717        5,687        28,491

     11          17,103           7,149       7,119          28,491        4,883        4,853        28,491
     12          17,959           6,960       6,930          28,491        3,876        3,846        28,491
     13          18,856           6,774       6,744          28,491        2,658        2,628        28,491
     14          19,799           6,593       6,563          28,491        1,182        1,152        28,491
     15          20,789           6,416       6,386          28,491           --           --            --

     16          21,829           6,243       6,213          28,491           --           --            --
     17          22,920           6,074       6,044          28,491           --           --            --
     18          24,066           5,909       5,879          28,491           --           --            --
     19          25,270           5,747       5,717          28,491           --           --            --
     20          26,533           5,589       5,559          28,491           --           --            --

     25          33,864           4,850       4,820          28,491           --           --            --
     35          55,160           3,602       3,572          28,491           --           --            --

 * THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
** THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
   RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             38   - PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (Money Market Portfolio, North American Government Securities Portfolio, Balanced Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Value Portfolio, Global Equity Portfolio, Developing Growth Portfolio, Emerging Markets Portfolio, Diversified Income Portfolio, Mid-Cap Growth Portfolio, High Yield Portfolio, Mid-Cap Portfolio, Emerging Markets Debt Portfolio, Strategic Stock Portfolio, and Enterprise Portfolio), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                          ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 15, 1999

                            SA-1     PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 1998
--------------------------------------------------------------------------------

                                                               NORTH AMERICAN
                                                                 GOVERNMENT
                                               MONEY MARKET      SECURITIES
                                                 PORTFOLIO       PORTFOLIO
                                                SUB-ACCOUNT     SUB-ACCOUNT
                                               -------------   --------------
ASSETS:
Investments in Dean Witter Select Dimensions
  Funds:
  Money Market Portfolio
    Shares                          1,729,718
    Cost                           $1,729,718
    Market Value.............................    $1,729,718        --
  North American Government Securities
   Portfolio
    Shares                                107
    Cost                            $   1,077
    Market Value.............................       --             $1,087
  Balanced Growth Portfolio
    Shares                             16,442
    Cost                            $ 246,224
    Market Value.............................       --             --
  Utilities Portfolio
    Shares                              6,005
    Cost                            $ 102,524
    Market Value.............................       --             --
  Dividend Growth Portfolio
    Shares                            130,515
    Cost                           $2,606,929
    Market Value.............................       --             --
  Value-Added Market Portfolio
    Shares                             17,848
    Cost                            $ 317,647
    Market Value.............................       --             --
  Growth Portfolio
    Shares                              6,752
    Cost                            $ 110,612
    Market Value.............................       --             --
  American Value Portfolio
    Shares                             46,346
    Cost                            $ 913,893
    Market Value.............................       --             --
  Global Equity Value Portfolio
    Shares                             40,370
    Cost                            $ 520,724
    Market Value.............................       --             --
  Developing Growth Portfolio
    Shares                              7,671
    Cost                            $ 147,781
    Market Value.............................       --             --
  Due from Hartford Life and Annuity
   Insurance Company.........................           105        --
  Receivable from fund shares sold...........       --             --
                                               -------------       ------
  Total Assets...............................     1,729,823         1,087
                                               -------------       ------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company...................................       --             --
  Payable for fund shares purchased..........           108        --
                                               -------------       ------
  Total Liabilities..........................           108        --
                                               -------------       ------
  Net Assets (variable life contract
   liabilities)..............................    $1,729,715        $1,087
                                               -------------       ------
                                               -------------       ------

   The accompanying notes are an integral part of these financial statements.

                            SA-2    PROSPECTUS

                                                                            DIVIDEND     VALUE-ADDED                   AMERICAN
                                                BALANCED      UTILITIES      GROWTH        MARKET        GROWTH         VALUE
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   -----------   -----------   -----------   -----------   ------------
ASSETS:
Investments in Dean Witter Select Dimensions
  Funds:
  Money Market Portfolio
    Shares                          1,729,718
    Cost                           $1,729,718
    Market Value.............................     --            --             --           --            --             --
  North American Government Securities
   Portfolio
    Shares                                107
    Cost                            $   1,077
    Market Value.............................     --            --             --           --            --             --
  Balanced Growth Portfolio
    Shares                             16,442
    Cost                            $ 246,224
    Market Value.............................   $269,324        --             --           --            --             --
  Utilities Portfolio
    Shares                              6,005
    Cost                            $ 102,524
    Market Value.............................     --          $112,359         --           --            --             --
  Dividend Growth Portfolio
    Shares                            130,515
    Cost                           $2,606,929
    Market Value.............................     --            --         $2,877,866       --            --             --
  Value-Added Market Portfolio
    Shares                             17,848
    Cost                            $ 317,647
    Market Value.............................     --            --             --         $342,509        --             --
  Growth Portfolio
    Shares                              6,752
    Cost                            $ 110,612
    Market Value.............................     --            --             --           --          $123,081         --
  American Value Portfolio
    Shares                             46,346
    Cost                            $ 913,893
    Market Value.............................     --            --             --           --            --          $1,080,324
  Global Equity Value Portfolio
    Shares                             40,370
    Cost                            $ 520,724
    Market Value.............................     --            --             --           --            --             --
  Developing Growth Portfolio
    Shares                              7,671
    Cost                            $ 147,781
    Market Value.............................     --            --             --           --            --             --
  Due from Hartford Life and Annuity
   Insurance Company.........................     --            --                 16            2             1               6
  Receivable from fund shares sold...........     --            --             --           --            --             --
                                               -----------   -----------   -----------   -----------   -----------   ------------
  Total Assets...............................    269,324       112,359      2,877,882      342,511       123,082       1,080,330
                                               -----------   -----------   -----------   -----------   -----------   ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company...................................     --            --             --           --            --             --
  Payable for fund shares purchased..........     --            --             --           --            --             --
                                               -----------   -----------   -----------   -----------   -----------   ------------
  Total Liabilities..........................     --            --             --           --            --             --
                                               -----------   -----------   -----------   -----------   -----------   ------------
  Net Assets (variable life contract
   liabilities)..............................   $269,324      $112,359     $2,877,882     $342,511      $123,082      $1,080,330
                                               -----------   -----------   -----------   -----------   -----------   ------------
                                               -----------   -----------   -----------   -----------   -----------   ------------


                                                 GLOBAL      DEVELOPING
                                                 EQUITY        GROWTH
                                                PORTFOLIO     PORTFOLIO
                                               SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   -----------
ASSETS:
Investments in Dean Witter Select Dimensions
  Funds:
  Money Market Portfolio
    Shares                          1,729,718
    Cost                           $1,729,718
    Market Value.............................     --            --
  North American Government Securities
   Portfolio
    Shares                                107
    Cost                            $   1,077
    Market Value.............................     --            --
  Balanced Growth Portfolio
    Shares                             16,442
    Cost                            $ 246,224
    Market Value.............................     --            --
  Utilities Portfolio
    Shares                              6,005
    Cost                            $ 102,524
    Market Value.............................     --            --
  Dividend Growth Portfolio
    Shares                            130,515
    Cost                           $2,606,929
    Market Value.............................     --            --
  Value-Added Market Portfolio
    Shares                             17,848
    Cost                            $ 317,647
    Market Value.............................     --            --
  Growth Portfolio
    Shares                              6,752
    Cost                            $ 110,612
    Market Value.............................     --            --
  American Value Portfolio
    Shares                             46,346
    Cost                            $ 913,893
    Market Value.............................     --            --
  Global Equity Value Portfolio
    Shares                             40,370
    Cost                            $ 520,724
    Market Value.............................   $593,041        --
  Developing Growth Portfolio
    Shares                              7,671
    Cost                            $ 147,781
    Market Value.............................     --          $159,625
  Due from Hartford Life and Annuity
   Insurance Company.........................     --            --
  Receivable from fund shares sold...........     --            --
                                               -----------   -----------
  Total Assets...............................    593,041       159,625
                                               -----------   -----------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company...................................          5        --
  Payable for fund shares purchased..........     --            --
                                               -----------   -----------
  Total Liabilities..........................          5        --
                                               -----------   -----------
  Net Assets (variable life contract
   liabilities)..............................   $593,036      $159,625
                                               -----------   -----------
                                               -----------   -----------

                            SA-3    PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets and Liabilities -- (continued)
December 31, 1998
--------------------------------------------------------------------------------

                                                EMERGING     DIVERSIFIED
                                                 MARKETS       INCOME
                                                PORTFOLIO     PORTFOLIO
                                               SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   -----------
ASSETS:
Investments in Dean Witter Select Dimensions
  Funds:
  Emerging Markets Portfolio
    Shares                              2,711
    Cost                             $ 31,522
  Market Value...............................    $21,444        --
  Diversified Income Portfolio
    Shares                             44,837
    Cost                             $459,908
    Market Value.............................     --          $445,233
  Mid-Cap Growth Portfolio
    Shares                             17,061
    Cost                             $189,578
    Market Value.............................     --            --
Investments in Morgan Stanley Universal
  Funds:
  High Yield Portfolio
    Shares                              3,741
    Cost                             $ 39,540
    Market Value.............................     --            --
  Mid-Cap Portfolio
    Shares                                 68
    Cost                             $  1,032
    Market Value.............................     --            --
  Emerging Markets Debt Fund
    Shares                                111
    Cost                             $  1,081
    Market Value.............................     --            --
Investments in Van Kampen Funds:
  Strategic Stock Fund
    Shares                                 87
    Cost                             $  1,000
    Market Value.............................     --            --
  Enterprise Fund
    Shares                                458
    Cost                             $  8,456
    Market Value.............................     --            --
  Due from Hartford Life and Annuity
   Insurance Company.........................     --            --
  Receivable from fund shares sold...........     --            --
                                               -----------   -----------
  Total Assets...............................     21,444       445,233
                                               -----------   -----------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company...................................     --                 1
  Payable for fund shares purchased..........     --            --
                                               -----------   -----------
  Total Liabilities..........................     --                 1
                                               -----------   -----------
  Net Assets (variable life contract
   liabilities)..............................    $21,444      $445,232
                                               -----------   -----------
                                               -----------   -----------

   The accompanying notes are an integral part of these financial statements.

                            SA-4    PROSPECTUS

                                                 MID-CAP                                   EMERGING
                                                 GROWTH      HIGH YIELD      MID-CAP     MARKETS DEBT   STRATEGIC STOCK
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO        PORTFOLIO
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                               -----------   -----------   -----------   ------------   ---------------
ASSETS:
Investments in Dean Witter Select Dimensions
  Funds:
  Emerging Markets Portfolio
    Shares                              2,711
    Cost                             $ 31,522
  Market Value...............................     --            --            --            --              --
  Diversified Income Portfolio
    Shares                             44,837
    Cost                             $459,908
    Market Value.............................     --            --            --            --              --
  Mid-Cap Growth Portfolio
    Shares                             17,061
    Cost                             $189,578
    Market Value.............................   $202,346        --            --            --              --
Investments in Morgan Stanley Universal
  Funds:
  High Yield Portfolio
    Shares                              3,741
    Cost                             $ 39,540
    Market Value.............................     --           $38,722        --            --              --
  Mid-Cap Portfolio
    Shares                                 68
    Cost                             $  1,032
    Market Value.............................     --            --           $1,006         --              --
  Emerging Markets Debt Fund
    Shares                                111
    Cost                             $  1,081
    Market Value.............................     --            --            --             $679           --
Investments in Van Kampen Funds:
  Strategic Stock Fund
    Shares                                 87
    Cost                             $  1,000
    Market Value.............................     --            --            --            --              $1,033
  Enterprise Fund
    Shares                                458
    Cost                             $  8,456
    Market Value.............................     --            --            --            --              --
  Due from Hartford Life and Annuity
   Insurance Company.........................          1        --            --            --              --
  Receivable from fund shares sold...........     --            --            --            --              --
                                               -----------   -----------   -----------      -----           ------
  Total Assets...............................    202,347        38,722        1,006           679            1,033
                                               -----------   -----------   -----------      -----           ------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company...................................     --            --            --            --              --
  Payable for fund shares purchased..........     --            --            --            --              --
                                               -----------   -----------   -----------      -----           ------
  Total Liabilities..........................     --            --            --            --              --
                                               -----------   -----------   -----------      -----           ------
  Net Assets (variable life contract
   liabilities)..............................   $202,347       $38,722       $1,006          $679           $1,033
                                               -----------   -----------   -----------      -----           ------
                                               -----------   -----------   -----------      -----           ------


                                               ENTERPRISE
                                                PORTFOLIO
                                               SUB-ACCOUNT
                                               -----------
ASSETS:
Investments in Dean Witter Select Dimensions
  Funds:
  Emerging Markets Portfolio
    Shares                              2,711
    Cost                             $ 31,522
  Market Value...............................     --
  Diversified Income Portfolio
    Shares                             44,837
    Cost                             $459,908
    Market Value.............................     --
  Mid-Cap Growth Portfolio
    Shares                             17,061
    Cost                             $189,578
    Market Value.............................     --
Investments in Morgan Stanley Universal
  Funds:
  High Yield Portfolio
    Shares                              3,741
    Cost                             $ 39,540
    Market Value.............................     --
  Mid-Cap Portfolio
    Shares                                 68
    Cost                             $  1,032
    Market Value.............................     --
  Emerging Markets Debt Fund
    Shares                                111
    Cost                             $  1,081
    Market Value.............................     --
Investments in Van Kampen Funds:
  Strategic Stock Fund
    Shares                                 87
    Cost                             $  1,000
    Market Value.............................     --
  Enterprise Fund
    Shares                                458
    Cost                             $  8,456
    Market Value.............................    $10,252
  Due from Hartford Life and Annuity
   Insurance Company.........................     --
  Receivable from fund shares sold...........     --
                                               -----------
  Total Assets...............................     10,252
                                               -----------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company...................................     --
  Payable for fund shares purchased..........     --
                                               -----------
  Total Liabilities..........................     --
                                               -----------
  Net Assets (variable life contract
   liabilities)..............................    $10,252
                                               -----------
                                               -----------

                            SA-5    PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets and Liabilities -- (continued)
December 31, 1998
--------------------------------------------------------------------------------

                                                                                               UNITS
                                                                                             OWNED BY                 CONTRACT
                                                                                            PARTICIPANTS UNIT PRICE  LIABILITY
                                                                                            -----------  ----------  ----------
INDIVIDUAL DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:
  Money Market Portfolio..................................................................   1,593,267   $ 1.085641  $1,729,715
  North American Government Securities Portfolio..........................................         100    10.866400       1,087
  Balanced Portfolio......................................................................      21,012    12.817596     269,324
  Utilities Portfolio.....................................................................       7,465    15.051545     112,359
  Dividend Growth Portfolio...............................................................     215,358    13.363243   2,877,882
  Value-Added Market Portfolio............................................................      26,364    12.991413     342,511
  Growth Portfolio........................................................................       9,467    13.000700     123,082
  American Value Portfolio................................................................      65,412    16.515884   1,080,330
  Global Equity Portfolio.................................................................      51,498    11.515729     593,036
  Developing Growth Portfolio.............................................................      12,160    13.126689     159,625
  Emerging Markets Portfolio..............................................................       3,256     6.586700      21,444
  Diversified Income Portfolio............................................................      40,167    11.084591     445,232
  Mid-Cap Growth Portfolio................................................................      16,169    12.514755     202,347
                                                                                                                     ----------
  SUB-TOTAL...............................................................................                            7,957,974
                                                                                                                     ----------
GROUP DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:
  High Yield Portfolio....................................................................       3,852    10.053100      38,722
  Mid-Cap Portfolio.......................................................................         100    10.058200       1,006
  Emerging Markets Debt Portfolio.........................................................         100     6.783341         679
  Strategic Stock Portfolio...............................................................         100    10.329000       1,033
  Enterprise Portfolio....................................................................         968    10.596300      10,252
                                                                                                                     ----------
  SUB-TOTAL...............................................................................                               51,692
                                                                                                                     ----------
GRAND TOTAL...............................................................................                           $8,009,666
                                                                                                                     ----------
                                                                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

                            SA-6    PROSPECTUS

                      This page intentionally left blank.

SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                                                  NORTH
                                                                AMERICAN
                                                               GOVERNMENT
                                               MONEY MARKET    SECURITIES
                                                PORTFOLIO       PORTFOLIO
                                               SUB-ACCOUNT     SUB-ACCOUNT
                                               ------------   -------------
Investment income:
  Dividends..................................    $61,978           $47
                                               ------------        ---
  Net investment income (loss)...............     61,978            47
                                               ------------        ---
Capital gains income.........................     --             --
                                               ------------        ---
Net realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on security
   transactions..............................     --             --
  Net unrealized appreciation (depreciation)
   of investments during the period..........     --                (2)
                                               ------------        ---
    Net gain (loss) on investments...........     --                (2)
                                               ------------        ---
    Net increase (decrease) in net assets
     resulting from operations...............    $61,978           $45
                                               ------------        ---
                                               ------------        ---

   The accompanying notes are an integral part of these financial statements.

                            SA-8    PROSPECTUS

                                                                            DIVIDEND     VALUE-ADDED                  AMERICAN
                                                BALANCED      UTILITIES      GROWTH        MARKET        GROWTH         VALUE
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   -----------   -----------   -----------   -----------   -----------
Investment income:
  Dividends..................................    $ 5,437       $   759      $ 44,248       $ 2,839       $--          $  5,939
                                               -----------   -----------   -----------   -----------   -----------   -----------
  Net investment income (loss)...............      5,437           759        44,248         2,839        --             5,939
                                               -----------   -----------   -----------   -----------   -----------   -----------
Capital gains income.........................      4,004           337       100,866         3,121         4,218        72,714
                                               -----------   -----------   -----------   -----------   -----------   -----------
Net realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on security
   transactions..............................        135            36        11,571            57          (855)         (392)
  Net unrealized appreciation (depreciation)
   of investments during the period..........     20,528         9,408       254,099        22,097        11,029       151,290
                                               -----------   -----------   -----------   -----------   -----------   -----------
    Net gain (loss) on investments...........     20,663         9,444       265,670        22,154        10,174       150,898
                                               -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in net assets
     resulting from operations...............    $30,104       $10,540      $410,784       $28,114       $14,392      $229,551
                                               -----------   -----------   -----------   -----------   -----------   -----------
                                               -----------   -----------   -----------   -----------   -----------   -----------


                                                 GLOBAL      DEVELOPING
                                                 EQUITY        GROWTH
                                                PORTFOLIO     PORTFOLIO
                                               SUB-ACCOUNT   SUB-ACCOUNT
                                               -----------   -----------
Investment income:
  Dividends..................................    $ 8,325       $   538
                                               -----------   -----------
  Net investment income (loss)...............      8,325           538
                                               -----------   -----------
Capital gains income.........................      2,380           428
                                               -----------   -----------
Net realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on security
   transactions..............................    (10,224)       (8,135)
  Net unrealized appreciation (depreciation)
   of investments during the period..........     68,384         9,871
                                               -----------   -----------
    Net gain (loss) on investments...........     58,160         1,736
                                               -----------   -----------
    Net increase (decrease) in net assets
     resulting from operations...............    $68,865       $ 2,702
                                               -----------   -----------
                                               -----------   -----------

                            SA-9    PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations -- (continued)
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                                EMERGING    DIVERSIFIED
                                                 MARKETS      INCOME
                                                PORTFOLIO   PORTFOLIO
                                               SUB-ACCOUNT  SUB-ACCOUNT
                                               -----------  ----------
Investment income:
  Dividends..................................   $    417    $ 36,443
                                               -----------  ----------
  Net investment income (loss)...............        417      36,443
                                               -----------  ----------
Capital gains income.........................         93         659
                                               -----------  ----------
Net realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on security
   transactions..............................     (3,076)     (3,330)
  Net unrealized appreciation (depreciation)
   of investments during the period..........     (9,164)    (14,655)
                                               -----------  ----------
    Net gain (loss) on investments...........    (12,240)    (17,985)
                                               -----------  ----------
    Net increase (decrease) in net assets
     resulting from operations...............   $(11,730)   $ 19,117
                                               -----------  ----------
                                               -----------  ----------

* From inception, April 1, 1998, to December 31, 1998.

   The accompanying notes are an integral part of these financial statements.

                            SA-10   PROSPECTUS

                                                 MID-CAP                                     EMERGING
                                                 GROWTH       HIGH YIELD      MID-CAP      MARKETS DEBT   STRATEGIC STOCK
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO
                                               SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT*   SUB-ACCOUNT*    SUB-ACCOUNT*
                                               -----------   ------------   ------------   ------------   ---------------
Investment income:
  Dividends..................................    $1,252         $2,177          $  2          $  81          $--
                                               -----------      ------           ---          -----       ---------------
  Net investment income (loss)...............     1,252          2,177             2             81           --
                                               -----------      ------           ---          -----       ---------------
Capital gains income.........................     1,772            358            29          --              --
                                               -----------      ------           ---          -----       ---------------
Net realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on security
   transactions..............................    (6,378)        --             --             --              --
  Net unrealized appreciation (depreciation)
   of investments during the period..........     8,297           (818)          (26)          (402)              33
                                               -----------      ------           ---          -----       ---------------
    Net gain (loss) on investments...........     1,919           (818)          (26)          (402)              33
                                               -----------      ------           ---          -----       ---------------
    Net increase (decrease) in net assets
     resulting from operations...............    $4,943         $1,717          $  5          $(321)             $33
                                               -----------      ------           ---          -----       ---------------
                                               -----------      ------           ---          -----       ---------------


                                                ENTERPRISE
                                                PORTFOLIO
                                               SUB-ACCOUNT*
                                               ------------
Investment income:
  Dividends..................................     $--
                                                  ------
  Net investment income (loss)...............     --
                                                  ------
Capital gains income.........................     --
                                                  ------
Net realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on security
   transactions..............................          1
  Net unrealized appreciation (depreciation)
   of investments during the period..........      1,796
                                                  ------
    Net gain (loss) on investments...........      1,797
                                                  ------
    Net increase (decrease) in net assets
     resulting from operations...............     $1,797
                                                  ------
                                                  ------

                            SA-11   PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                                                                            NORTH AMERICAN
                                                                                              GOVERNMENT
                                                                            MONEY MARKET      SECURITIES
                                                                             PORTFOLIO        PORTFOLIO
                                                                            SUB-ACCOUNT      SUB-ACCOUNT
                                                                           --------------   --------------
Operations:
  Net investment income (loss)...................................            $    61,978        $   47
  Capital gains income...........................................               --              --
  Net realized gain (loss) on security transactions..............               --              --
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................               --                  (2)
                                                                           --------------       ------
  Net increase (decrease) in net assets resulting from
   operations....................................................                 61,978            45
                                                                           --------------       ------
Unit transactions:
  Purchases......................................................              4,120,230        --
  Net transfers..................................................             (2,500,521)       --
  Surrenders for benefit payments and fees.......................                (28,583)       --
  Loan withdrawals...............................................               (705,994)       --
  Cost of insurance..............................................                (13,832)       --
                                                                           --------------       ------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................                871,300        --
                                                                           --------------       ------
    Total increase (decrease) in net assets......................                933,278            45
Net assets:
  Beginning of period............................................                796,437         1,042
                                                                           --------------       ------
  End of period..................................................            $ 1,729,715        $1,087
                                                                           --------------       ------
                                                                           --------------       ------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, MAY 20, 1997 TO DECEMBER 31, 1997
                                                                                            NORTH AMERICAN
                                                                                              GOVERNMENT
                                                                            MONEY MARKET      SECURITIES
                                                                             PORTFOLIO        PORTFOLIO
                                                                            SUB-ACCOUNT      SUB-ACCOUNT
                                                                           --------------   --------------
Operations:
  Net investment income (loss)...................................            $    12,586        $   30
  Capital gains income...........................................               --              --
  Net realized gain (loss) on security transactions..............               --              --
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................               --                  12
                                                                           --------------       ------
  Net increase (decrease) in net assets resulting from
   operations....................................................                 12,586            42
                                                                           --------------       ------
Unit transactions:
  Purchases......................................................              5,462,868         1,000
  Net transfers..................................................             (3,978,866)       --
  Surrenders for benefit payments and fees.......................                 (4,968)       --
  Loan withdrawals...............................................               (691,140)       --
  Cost of insurance..............................................                 (4,043)       --
                                                                           --------------       ------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................                783,851         1,000
                                                                           --------------       ------
    Total increase (decrease) in net assets......................                796,437         1,042
Net assets:
  Beginning of period............................................               --              --
                                                                           --------------       ------
  End of period..................................................            $   796,437        $1,042
                                                                           --------------       ------
                                                                           --------------       ------

   The accompanying notes are an integral part of these financial statements.

                            SA-12   PROSPECTUS

                                                                                                DIVIDEND     VALUE-ADDED
                                                                    BALANCED      UTILITIES      GROWTH        MARKET
                                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                                   -----------   -----------   -----------   -----------
Operations:
  Net investment income (loss)...................................   $  5,437      $    759     $   44,248     $  2,839
  Capital gains income...........................................      4,004           337        100,866        3,121
  Net realized gain (loss) on security transactions..............        135            36         11,571           57
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................     20,528         9,408        254,099       22,097
                                                                   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from
   operations....................................................     30,104        10,540        410,784       28,114
                                                                   -----------   -----------   -----------   -----------
Unit transactions:
  Purchases......................................................     --            --             --           --
  Net transfers..................................................     80,467        96,911      1,259,474      189,519
  Surrenders for benefit payments and fees.......................     (3,478)         (617)      (186,767)      (4,266)
  Loan withdrawals...............................................     (1,939)         (883)      (168,807)        (533)
  Cost of insurance..............................................     (1,457)         (279)       (19,772)      (1,660)
                                                                   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................     73,593        95,132        884,128      183,060
                                                                   -----------   -----------   -----------   -----------
    Total increase (decrease) in net assets......................    103,697       105,672      1,294,912      211,174
Net assets:
  Beginning of period............................................    165,627         6,687      1,582,970      131,337
                                                                   -----------   -----------   -----------   -----------
  End of period..................................................   $269,324      $112,359     $2,877,882     $342,511
                                                                   -----------   -----------   -----------   -----------
                                                                   -----------   -----------   -----------   -----------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, MAY 20, 1997 TO DECEMBER 31, 1997
                                                                                                DIVIDEND     VALUE-ADDED
                                                                    BALANCED      UTILITIES      GROWTH        MARKET
                                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                                   -----------   -----------   -----------   -----------
Operations:
  Net investment income (loss)...................................   $    238      $     21     $    3,650     $    185
  Capital gains income...........................................          3             4             37            2
  Net realized gain (loss) on security transactions..............          2        --                  4           (1)
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................      2,572           427         16,838        2,765
                                                                   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from
   operations....................................................      2,815           452         20,529        2,951
                                                                   -----------   -----------   -----------   -----------
Unit transactions:
  Purchases......................................................      1,000         1,000          1,000        1,000
  Net transfers..................................................    162,221         5,243      1,566,768      127,593
  Surrenders for benefit payments and fees.......................       (294)           (3)        (3,663)        (101)
  Loan withdrawals...............................................     --            --                 (2)      --
  Cost of insurance..............................................       (115)           (5)        (1,662)        (106)
                                                                   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................    162,812         6,235      1,562,441      128,386
                                                                   -----------   -----------   -----------   -----------
    Total increase (decrease) in net assets......................    165,627         6,687      1,582,970      131,337
Net assets:
  Beginning of period............................................     --            --             --           --
                                                                   -----------   -----------   -----------   -----------
  End of period..................................................   $165,627      $  6,687     $1,582,970     $131,337
                                                                   -----------   -----------   -----------   -----------
                                                                   -----------   -----------   -----------   -----------


                                                                                  AMERICAN       GLOBAL      DEVELOPING
                                                                     GROWTH         VALUE        EQUITY        GROWTH
                                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                                   -----------   -----------   -----------   -----------
Operations:
  Net investment income (loss)...................................   $ --         $    5,939     $  8,325      $    538
  Capital gains income...........................................      4,218         72,714        2,380           428
  Net realized gain (loss) on security transactions..............       (855)          (392)     (10,224)       (8,135)
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................     11,029        151,290       68,384         9,871
                                                                   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from
   operations....................................................     14,392        229,551       68,865         2,702
                                                                   -----------   -----------   -----------   -----------
Unit transactions:
  Purchases......................................................     --             --           --            --
  Net transfers..................................................     29,229        289,585      215,976        38,891
  Surrenders for benefit payments and fees.......................    (39,946)      (113,881)    (195,324)      (89,310)
  Loan withdrawals...............................................       (504)          (836)      (1,413)          (13)
  Cost of insurance..............................................       (959)        (5,820)      (4,229)       (1,611)
                                                                   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................    (12,180)       169,048       15,010       (52,043)
                                                                   -----------   -----------   -----------   -----------
    Total increase (decrease) in net assets......................      2,212        398,599       83,875       (49,341)
Net assets:
  Beginning of period............................................    120,870        681,731      509,161       208,966
                                                                   -----------   -----------   -----------   -----------
  End of period..................................................   $123,082     $1,080,330     $593,036      $159,625
                                                                   -----------   -----------   -----------   -----------
                                                                   -----------   -----------   -----------   -----------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, MAY 20, 1997 TO DECEMBER 31, 1997

                                                                                  AMERICAN       GLOBAL      DEVELOPING
                                                                     GROWTH         VALUE        EQUITY        GROWTH
                                                                    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                                   -----------   -----------   -----------   -----------
Operations:
  Net investment income (loss)...................................   $     32     $      318     $    257      $     10
  Capital gains income...........................................          5             22            2        --
  Net realized gain (loss) on security transactions..............         (3)             5            5           160
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................      1,440         15,141        3,933         1,973
                                                                   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from
   operations....................................................      1,474         15,486        4,197         2,143
                                                                   -----------   -----------   -----------   -----------
Unit transactions:
  Purchases......................................................      1,000          1,000        1,000         1,000
  Net transfers..................................................    118,955        667,750      506,969       206,516
  Surrenders for benefit payments and fees.......................       (397)        (1,813)      (2,610)         (526)
  Loan withdrawals...............................................         (1)            (2)          (1)           (1)
  Cost of insurance..............................................       (161)          (690)        (394)         (166)
                                                                   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................    119,396        666,245      504,964       206,823
                                                                   -----------   -----------   -----------   -----------
    Total increase (decrease) in net assets......................    120,870        681,731      509,161       208,966
Net assets:
  Beginning of period............................................     --             --           --            --
                                                                   -----------   -----------   -----------   -----------
  End of period..................................................   $120,870     $  681,731     $509,161      $208,966
                                                                   -----------   -----------   -----------   -----------
                                                                   -----------   -----------   -----------   -----------

                            SA-13   PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets -- (continued)
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                                                                        DIVERSIFIED
                                                                    EMERGING MARKETS       INCOME
                                                                       PORTFOLIO         PORTFOLIO
                                                                      SUB-ACCOUNT       SUB-ACCOUNT
                                                                  --------------------  ------------
Operations:
  Net investment income (loss)...................................           $    417      $  36,443
  Capital gains income...........................................                 93            659
  Net realized gain (loss) on security transactions..............             (3,076)        (3,330)
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................             (9,164)       (14,655)
                                                                            --------    ------------
  Net increase (decrease) in net assets resulting from
   operations....................................................            (11,730)        19,117
                                                                            --------    ------------
Unit transactions:
  Purchases......................................................         --                --
  Net transfers..................................................              7,343        102,041
  Surrenders for benefit payments and fees.......................            (10,978)      (126,211)
  Loan withdrawals...............................................         --                 (1,348)
  Cost of insurance..............................................               (204)        (3,354)
                                                                            --------    ------------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................             (3,839)       (28,872)
                                                                            --------    ------------
    Total increase (decrease) in net assets......................            (15,569)        (9,755)
Net assets:
  Beginning of period............................................             37,013        454,987
                                                                            --------    ------------
  End of period..................................................           $ 21,444      $ 445,232
                                                                            --------    ------------
                                                                            --------    ------------
* From inception, April 1, 1998, to December 31, 1998.

STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD FROM INCEPTION, MAY 20, 1997 TO DECEMBER 31, 1997
                                                                                        DIVERSIFIED
                                                                    EMERGING MARKETS       INCOME
                                                                       PORTFOLIO         PORTFOLIO
                                                                      SUB-ACCOUNT       SUB-ACCOUNT
                                                                  --------------------  ------------
Operations:
  Net investment income (loss)...................................           $      3      $   4,938
  Capital gains income...........................................         --                      2
  Net realized gain (loss) on security transactions..............                 (1)            15
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................               (914)           (20)
                                                                            --------    ------------
  Net increase (decrease) in net assets resulting from
   operations....................................................               (912)         4,935
                                                                            --------    ------------
Unit transactions:
  Purchases......................................................              1,000          1,000
  Net transfers..................................................             37,031        451,162
  Surrenders for benefit payments and fees.......................                (76)        (1,494)
  Loan withdrawals...............................................         --                --
  Cost of insurance..............................................                (30)          (616)
                                                                            --------    ------------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................             37,925        450,052
                                                                            --------    ------------
    Total increase (decrease) in net assets......................             37,013        454,987
Net assets:
  Beginning of period............................................         --                --
                                                                            --------    ------------
  End of period..................................................           $ 37,013      $ 454,987
                                                                            --------    ------------
                                                                            --------    ------------

   The accompanying notes are an integral part of these financial statements.

                            SA-14   PROSPECTUS

                                                                                                   EMERGING
                                                                   MID-CAP     HIGH                 MARKETS   STRATEGIC
                                                                   GROWTH      YIELD     MID-CAP     DEBT       STOCK    ENTERPRISE
                                                                  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
                                                                    SUB-       SUB-       SUB-       SUB-       SUB-       SUB-
                                                                   ACCOUNT   ACCOUNT*   ACCOUNT*   ACCOUNT*   ACCOUNT*   ACCOUNT*
                                                                  ---------  ---------  ---------  ---------  ---------  ---------
Operations:
  Net investment income (loss)................................... $  1,252   $  2,177   $      2   $     81   $  --      $  --
  Capital gains income...........................................    1,772        358         29      --         --         --
  Net realized gain (loss) on security transactions..............   (6,378)     --         --         --         --             1
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................    8,297       (818)       (26)      (402)        33      1,796
                                                                  ---------  ---------  ---------  ---------  ---------  ---------
  Net increase (decrease) in net assets resulting from
   operations....................................................    4,943      1,717          5       (321)        33      1,797
                                                                  ---------  ---------  ---------  ---------  ---------  ---------
Unit transactions:
  Purchases......................................................    --         1,000      1,001      1,000      1,000      1,000
  Net transfers..................................................  147,383     36,207      --         --         --         7,500
  Surrenders for benefit payments and fees.......................  (82,257)      (146)     --         --         --           (43)
  Loan withdrawals...............................................     (448)     --         --         --         --         --
  Cost of insurance..............................................   (1,305)       (56)     --         --         --            (2)
                                                                  ---------  ---------  ---------  ---------  ---------  ---------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................   63,373     37,005      1,001      1,000      1,000      8,455
                                                                  ---------  ---------  ---------  ---------  ---------  ---------
    Total increase (decrease) in net assets......................   68,316     38,722      1,006        679      1,033     10,252
Net assets:
  Beginning of period............................................  134,031      --         --         --         --         --
                                                                  ---------  ---------  ---------  ---------  ---------  ---------
  End of period.................................................. $202,347   $ 38,722   $  1,006   $    679   $  1,033   $ 10,252
                                                                  ---------  ---------  ---------  ---------  ---------  ---------
                                                                  ---------  ---------  ---------  ---------  ---------  ---------
* From inception, April 1, 1998, to December 31, 1998.

STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD FROM INCEPTION, MAY 20, 1997 TO DECEMBER 31, 1997
                                                                   MID-CAP
                                                                   GROWTH
                                                                  PORTFOLIO
                                                                  SUB-ACCOUNT
                                                                  ---------
Operations:
  Net investment income (loss)................................... $     76
  Capital gains income...........................................    --
  Net realized gain (loss) on security transactions..............    --
  Net unrealized appreciation (depreciation) of investments
   during the period.............................................    4,470
                                                                  ---------
  Net increase (decrease) in net assets resulting from
   operations....................................................    4,546
                                                                  ---------
Unit transactions:
  Purchases......................................................    1,000
  Net transfers..................................................  128,658
  Surrenders for benefit payments and fees.......................     (123)
  Loan withdrawals...............................................    --
  Cost of insurance..............................................      (50)
                                                                  ---------
  Net increase (decrease) in net assets resulting from unit
   transactions..................................................  129,485
                                                                  ---------
    Total increase (decrease) in net assets......................  134,031
Net assets:
  Beginning of period............................................    --
                                                                  ---------
  End of period.................................................. $134,031
                                                                  ---------
                                                                  ---------

                            SA-15   PROSPECTUS

SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

1.  ORGANIZATION:

Separate Account Five (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

    b) Security Valuation -- The investments in shares of the Morgan Stanley Dean Witter Select Dimensions Series, Morgan Stanley Universal Funds, Inc. and Van Kampen American Capital Life Investment Trust Mutual Funds is valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

    c) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    a) Cost of Insurance Charge -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality cost. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

    b) Mortality and Expense Undertakings -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

    c) Deduction of Annual Maintenance Fee -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owner's accounts, in accordance with the terms of the contracts. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

    d) Tax Expense Charge -- The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These expenses are reflected in Surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                            SA-16    PROSPECTUS

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with statutory accounting practices as described in Note 1.

                                          ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

                             F-1     PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
BALANCE SHEETS
(STATUTORY BASIS)
($000)
--------------------------------------------------------------------------------

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         1998          1997
                                                      -----------   -----------
 Assets
   Bonds...........................................   $ 1,453,792   $ 1,501,311
   Common stocks...................................        40,650        64,408
   Mortgage loans..................................        59,548        85,103
   Policy loans....................................        47,212        36,533
   Cash and short-term investments.................       469,955       309,432
   Other invested assets...........................         2,188        20,942
                                                      -----------   -----------
     Total cash and invested assets................     2,073,345     2,017,729
   Investment income due and accrued...............        20,126        15,878
   Premium balances receivable.....................           333           389
   Receivables from affiliates.....................            --         1,269
   Other assets....................................        45,358        22,788
   Separate account assets.........................    32,876,278    23,208,728
                                                      -----------   -----------
     Total Assets..................................   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------
 Liabilities
   Aggregate reserves for future benefits..........   $   579,140   $   605,183
   Policy and contract claims......................         5,667         5,672
   Liability for premium and other deposit funds...     2,011,672     1,795,149
   Asset valuation reserve.........................        21,782        13,670
   Payable to affiliates...........................        19,271        20,972
   Other liabilities...............................      (974,882)     (754,393)
   Separate account liabilities....................    32,876,278    23,208,728
                                                      -----------   -----------
     Total liabilities.............................    34,538,928    24,894,981
                                                      -----------   -----------
 Capital and Surplus
   Common stock....................................         2,500         2,500
   Gross paid-in and contributed surplus...........       226,043       226,043
   Unassigned funds................................       247,969       143,257
                                                      -----------   -----------
     Total capital and surplus.....................       476,512       371,800
                                                      -----------   -----------
 Total liabilities, capital and surplus............   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------

 The accompanying notes are an integral part of these statutory basis financial statements.

                             F-2     PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY BASIS)
($000)
--------------------------------------------------------------------------------

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Revenues
   Premiums and annuity considerations.............   $   469,343   $   296,645   $   250,244
   Annuity and other fund deposits.................     2,051,251     1,981,246     1,897,347
   Net investment income...........................       129,982       102,285        98,441
   Commissions and expense allowances on
    reinsurance ceded..............................       444,241       396,921       370,637
   Reserve adjustment on reinsurance ceded.........     3,185,590     3,672,076     3,864,395
   Other revenues..................................       458,190       288,632       161,906
                                                      -----------   -----------   -----------
     Total revenues................................     6,738,597     6,737,805     6,642,970
                                                      -----------   -----------   -----------
 Benefits and expenses
   Death and annuity benefits......................        43,390        66,176        60,194
   Disability and other benefit payments...........         6,114         7,316         6,555
   Surrenders......................................       739,663       454,417       270,165
   Commissions and other expenses..................       666,515       564,077       491,637
   Increase (Decrease) in aggregate reserves for
    future benefits................................       (26,043)       33,213        27,351
   Increase in liability for premium and other
    deposit funds..................................       216,523       640,006       207,156
   Net transfers to separate accounts..............     4,956,007     4,914,980     5,492,964
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,602,169     6,680,185     6,556,022
                                                      -----------   -----------   -----------
 Net gain from operations
   Before federal income tax (benefit) expense.....       136,428        57,620        86,948
   Federal income tax (benefit) expense............        35,887       (14,878)       19,360
                                                      -----------   -----------   -----------
 Net gain from operations..........................       100,541        72,498        67,588
   Net realized capital gains, after tax...........         2,085         1,544           407
                                                      -----------   -----------   -----------
 Net income........................................   $   102,626   $    74,042   $    67,995
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

 The accompanying notes are an integral part of these statutory basis financial statements.

                             F-3     PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY BASIS)
($000)
--------------------------------------------------------------------------------

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Common stock,
   Beginning and end of year.......................   $     2,500   $     2,500   $     2,500
                                                      -----------   -----------   -----------
 Gross paid-in and contributed surplus,
   Beginning and end of year.......................   $   226,043   $   226,043   $   226,043
                                                      -----------   -----------   -----------
 Unassigned funds
   Balance, beginning of year......................   $   143,257   $    74,570   $     9,791
   Net income......................................       102,626        74,042        67,995
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets.....         1,688         2,186        (5,171)
   Change in asset valuation reserve...............        (8,112)       (6,228)          568
   Change in non-admitted assets...................        (1,277)       (1,313)        1,387
   Credit on reinsurance ceded.....................         9,787            --            --
                                                      -----------   -----------   -----------
   Balance, end of year............................   $   247,969   $   143,257   $    74,570
                                                      -----------   -----------   -----------
 Capital and surplus,
   End of year.....................................   $   476,512   $   371,800   $   303,113
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

 The accompanying notes are an integral part of these statutory basis financial statements.

                             F-4     PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY BASIS)
($000)
--------------------------------------------------------------------------------

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Operations
   Premiums and annuity considerations.............   $ 2,520,655   $ 2,277,874   $ 2,147,627
   Investment income...............................       127,425       101,991       106,178
   Other income....................................     4,092,964     4,381,718     4,396,892
                                                      -----------   -----------   -----------
     Total income..................................     6,741,044     6,761,583     6,650,697
                                                      -----------   -----------   -----------
   Benefits paid...................................       790,051       529,733       338,998
   Federal income taxes (received) paid on
    operations.....................................        25,780       (14,499)       28,857
   Other expenses..................................     5,859,063     5,754,725     6,254,139
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,674,894     6,269,959     6,621,994
                                                      -----------   -----------   -----------
     Net cash from operations......................        66,150       491,624        28,703
                                                      -----------   -----------   -----------
 Proceeds from investments
   Bonds...........................................       633,926       614,413       871,019
   Common stocks...................................        34,010        11,481        72,100
   Mortgage loans..................................        85,275            --            --
   Other...........................................           127           152            10
                                                      -----------   -----------   -----------
     Net investment proceeds.......................       753,338       626,046       943,129
                                                      -----------   -----------   -----------
   Taxes paid on capital gains.....................            --            --           936
   Other cash provided.............................         1,269            --        41,998
                                                      -----------   -----------   -----------
     Total proceeds................................       820,757     1,117,670     1,012,894
                                                      -----------   -----------   -----------
 Cost of investments acquired
   Bonds...........................................       586,913       848,267       914,523
   Common stocks...................................         7,012        28,302        82,495
   Mortgage loans..................................        59,702        85,103            --
   Other...........................................         1,168        18,548           130
                                                      -----------   -----------   -----------
     Total investments acquired....................       654,795       980,220       997,148
                                                      -----------   -----------   -----------
 Other cash applied
   Other...........................................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total other cash applied......................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total applications............................       660,234       985,068     1,009,368
                                                      -----------   -----------   -----------
 Net change in cash and short-term investments.....       160,523       132,602         3,526
 Cash and short-term investments, beginning of
  year.............................................       309,432       176,830       173,304
                                                      -----------   -----------   -----------
 Cash and short-term investments, end of year......   $   469,955   $   309,432   $   176,830
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

 The accompanying notes are an integral part of these statutory basis financial statements.

                             F-5     PROSPECTUS

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1998
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

  ORGANIZATION

Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Hartford Life and Annuity Insurance Company, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

  BASIS OF PRESENTATION

The accompanying ILA statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC"), the State of Connecticut Department of Insurance and the State of Wisconsin for the 1996 period, as applicable. Certain prior year amounts and balances have been reclassified to conform with current year presentation.

Current prescribed statutory accounting practices include accounting publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by State Insurance Departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Final approval of the NAIC's proposed "Comprehensive Guide" on statutory accounting principles was distributed in 1998. The requirements are effective January 1, 2001, and are not expected to have a material impact on statutory surplus of the Company.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

                             F-6     PROSPECTUS

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits currently, or using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place, whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets; as well as, the accounting for retroactive reinsurance which is immediately charged to surplus for statutory accounting purposes whereas GAAP precludes immediate gain recognition unless the ceding enterprise's liability to its policyholders is extinguished; as well as reinsurance ceded that fails to meet GAAP risk transfer guidelines would result in deposit accounting for GAAP where as for statutory, reserves ceded and assumed would be reflected in the statutory basis statements of operations;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1998          1997          1996
                                     ------------  ------------  ------------
GAAP Net Income....................  $     74,525  $     58,050  $     41,202
Amortization and deferral of policy
 acquisition costs, net............      (331,882)     (345,657)     (341,571)
Change in unearned revenue
 reserve...........................        22,131         4,641        55,504
Deferred taxes.....................         2,476        47,092         2,090
Separate accounts..................       259,287       282,818       306,978
Asset impairments and write-
 downs.............................        17,250            --            --
Benefit reserve adjustment.........        32,759        24,666        (1,013)
Deposit accounting for Lyndon
 reinsurance (Note 3)..............        24,627            --            --
Other, net.........................         1,453         2,432         4,805
                                     ------------  ------------  ------------
Statutory Net Income...............  $    102,626  $     74,042  $     67,995
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------
GAAP Capital and Surplus...........  $    648,097  $    570,469  $    503,887
Deferred policy acquisition
 costs.............................    (1,615,653)   (1,283,771)     (938,114)
Unearned revenue reserve...........       156,920       134,789       130,148
Deferred taxes.....................        68,936        64,522        12,823
Separate accounts..................     1,183,642       924,355       640,101
Asset impairments and write-
 downs.............................        17,250            --            --
Unrealized gains on bonds..........       (26,119)      (21,451)       (7,978)
Benefit reserve adjustment.........        65,029        16,378         7,035
Asset valuation reserve............       (21,782)      (13,670)       (7,442)
Adjustment relating to Lyndon
 contribution (Note 3).............            --       (23,671)      (36,126)
Other, net.........................           192         3,850        (1,221)
                                     ------------  ------------  ------------
Statutory Capital and Surplus......  $    476,512  $    371,800  $    303,113
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------

As more fully described in Note 3, Lyndon Insurance Company (Lyndon) was contributed to the Company on June 30, 1995. The GAAP net assets contributed exceeded the statutory basis net assets by $41,277 as of December 31, 1995, relating primarily to statutory reserves for future benefits, GAAP deposit accounting receivables and deferred tax liabilities. In 1998, the majority of the former Lyndon's assumed business was recaptured by the unaffiliated direct writer.

  AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of

                             F-7     PROSPECTUS
these contracts are reported in the statutory basis statements of operations.

  INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including interest rate and foreign currency swaps, caps, and floors are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. Derivatives must be designated at inception as a hedge measured for effectiveness both at inception and on an ongoing basis. The Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated.

Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to net investment income. Should the swap be terminated the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the statutory basis statements of operations while the change in market value is recognized as an unrealized gain or loss. Foreign currency swaps are similar to interest rate swaps except there is an initial exchange of principal in two currencies and an agreement to re-exchange the currencies at a future date, at an agreed upon exchange rate.

Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

Derivatives used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivatives which fail to meet risk management criteria subsequent to acquisition, are accounted for at fair market value with the impact reflected in the statutory basis statements of operations.

Open forward commitment contracts are marked to market through surplus. Such contracts are accounted for at settlement by recording the purchase of specified securities at the previously committed price. Gains or losses resulting from termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the statutory basis statements of operations as a component of Net Realized Capital Gains, after tax.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased $8,112 and $6,228 in 1998 and 1997, respectively and decreased $(568) in 1996. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the mortgage loan or bond sold. The IMR balance as of December 31, 1998 and December 31, 1997 was $452 and $(193), respectively and is reflected in Other Liabilities and as a component of non-admitted assets in Unassigned Funds for each of the years then ended. For the years ended December 31, 1998, 1997 and 1996, amortization of IMR is included in Other Revenues and was $(207), $(85) and $(392), respectively. Realized capital gains and losses, net of taxes not included in IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

  OTHER LIABILITIES

The amount reflected in other liabilities includes a receivable from the separate accounts of $1,187 million and $923 million as of December 31, 1998 and 1997, respectively. The balances are classified in accordance with NAIC prescribed practices.

  MORTGAGE LOANS

Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools.

                             F-8     PROSPECTUS

2. INVESTMENTS:

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                       1998       1997       1996
                                     ---------  ---------  ---------
Interest income from bonds and
 short-term investments............  $ 123,370  $ 100,475  $  89,940
Interest income from policy
 loans.............................      3,133      1,958      1,846
Interest and dividends from other
 investments.......................      4,482      1,005      7,864
                                     ---------  ---------  ---------
Gross investment income............    130,985    103,438     99,650
Less: investment expenses..........      1,003      1,153      1,209
                                     ---------  ---------  ---------
Net investment income..............  $ 129,982  $ 102,285  $  98,441
                                     ---------  ---------  ---------
                                     ---------  ---------  ---------

  (B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                      1998       1997       1996
                                    ---------  ---------  ---------
Gross unrealized capital gains....  $   2,204  $     537  $     713
Gross unrealized capital losses...     (1,871)    (1,820)    (4,160)
                                    ---------  ---------  ---------
Net unrealized capital
 (losses)/gains...................        333     (1,283)    (3,447)
Balance, beginning of year........     (1,283)    (3,447)     1,724
                                    ---------  ---------  ---------
Change in net unrealized capital
 gains (losses) on Common
 stocks...........................  $   1,616  $   2,164  $  (5,171)
                                    ---------  ---------  ---------
                                    ---------  ---------  ---------

  (C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                    1998       1997       1996
                                  ---------  ---------  ---------
Gross unrealized capital
 gains..........................  $  10,905  $  23,357  $  11,821
Gross unrealized capital
 losses.........................       (833)    (1,906)    (3,842)
                                  ---------  ---------  ---------
Net unrealized capital gains....     10,072     21,451      7,979
Balance, beginning of year......     21,451      7,979     20,877
                                  ---------  ---------  ---------
Change in net unrealized capital
 gains on bonds and short-term
 investments....................  $ (11,379) $  13,472  $ (12,898)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

  (D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                        1998       1997       1996
                                      ---------  ---------  ---------
Bonds and short-term investments....  $   1,314  $    (120) $   2,756
Common stocks.......................      1,624         --         --
Real estate and other...............         (1)       114         --
                                      ---------  ---------  ---------
Realized capital (losses) gains.....      2,937         (6)     2,756
Capital gains (benefit) tax.........         --       (831)       936
                                      ---------  ---------  ---------
Net realized capital gains..........      2,937        825      1,820
Amounts transferred to IMR..........        852       (719)     1,413
                                      ---------  ---------  ---------
Net realized capital gains..........  $   2,085  $   1,544  $     407
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

  (E) OFF-BALANCE SHEET INVESTMENTS

The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1998.
  (F) CONCENTRATION OF CREDIT RISK

The Company has invested in securities of a single issuer, Bankers Trust Corporation, in an amount greater than 10% of the Company's statutory capital and surplus. The statement value of this investment was $105,221 as of December 31, 1998. The NAIC ratings on these holdings were 1z and 2. Excluding this and U.S. government and government agency investments, the Company had no other significant concentrations of credit risk as of December 31, 1998.

  (G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                         1998
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $   4,982    $    35       $  (2)     $    5,015
  -- Guaranteed and sponsored -- asset-backed....................     75,615         --          --          75,615
States, municipalities and political subdivisions................     10,402        415          --          10,817
International governments........................................      7,466        568          --           8,034
Public utilities.................................................     94,475      1,330         (39)         95,766
All other corporate..............................................    607,679      8,473        (792)        615,360
All other corporate -- asset-backed..............................    505,900         --          --         505,900
Short-term investments...........................................    343,783         --          --         343,783
Certificates of deposit..........................................    130,216         84          --         130,300
Parents, subsidiaries and affiliates.............................    117,057         --          --         117,057
                                                                   ----------  ----------     -----      ----------
Total bonds and short-term investments...........................  $1,897,575   $10,905       $(833)     $1,907,647
                                                                   ----------  ----------     -----      ----------
                                                                   ----------  ----------     -----      ----------

                             F-9     PROSPECTUS

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $ 4,933      $  290      $   (50)     $ 5,173
    Common stock -- affiliated...................................    35,384       1,914       (1,821)      35,477
                                                                   ---------   ----------   ----------   ----------
    Total common stocks..........................................   $40,317      $2,204      $(1,871)     $40,650
                                                                   ---------   ----------   ----------   ----------
                                                                   ---------   ----------   ----------   ----------

                                                                                         1997
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $  11,114    $    55      $   (51)    $   11,118
  -- Guaranteed and sponsored -- asset-backed....................     55,506      1,056         (269)        56,293
States, municipalities and political subdivisions................     26,404        329           --         26,733
International governments........................................      7,609        500           --          8,109
Public utilities.................................................     73,024        754         (132)        73,646
All other corporate..............................................    517,715     14,110         (704)       531,121
All other corporate -- asset-backed..............................    630,069      5,005         (739)       634,335
Short-term investments...........................................    277,330         33           (8)       277,355
Certificates of deposit..........................................     93,770      1,515           (3)        95,282
Parents, subsidiaries and affiliates.............................     86,100         --           --         86,100
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,778,641   $23,357      $(1,906)    $1,800,092
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $30,307       $537       $    --      $30,844
    Common stock -- affiliated...................................    35,384         --        (1,820)      33,564
                                                                   ---------     -----      ----------   ----------
    Total common stocks..........................................   $65,691       $537       $(1,820)     $64,408
                                                                   ---------     -----      ----------   ----------
                                                                   ---------     -----      ----------   ----------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1998 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on ILA's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                      AMORTIZED     ESTIMATED
             MATURITY                    COST       FAIR VALUE
-----------------------------------  ------------  ------------
One year or less...................  $   788,845   $    792,826
Over one year through five years...      689,025        692,811
Over five years through ten
 years.............................      308,661        310,357
Over ten years.....................      111,044        111,653
                                     ------------  ------------
Total..............................  $ 1,897,575   $  1,907,647
                                     ------------  ------------
                                     ------------  ------------

Proceeds from sales and maturities of investments in bonds and short-term investments during 1998, 1997 and 1996 were $1,354,563, $1,435,820 and
$1,139,073, respectively, resulting in gross realized gains of $1,705, $964 and $3,675, respectively, and gross realized losses of $391, $1,084 and $919, respectively, before transfers to IMR.

  (H) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                1998                        1997
                                     --------------------------  --------------------------
                                       CARRYING     ESTIMATED      CARRYING     ESTIMATED
                                        AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                     ------------  ------------  ------------  ------------
Assets
  Bonds and short-term
   investments.....................  $     1,898   $     1,908   $     1,779   $     1,800
  Common stocks....................           41            41            64            64
  Policy loans.....................           47            47            37            37
  Mortgage loans...................           60            60            85            85
  Other invested assets............            2             2            21            21
Liabilities
  Liabilities on investment
   contracts.......................  $     2,053   $     2,129   $     1,911   $     1,835

The estimated fair value of bonds and short-term investments was determined by the Company primarily using NAIC market values. The carrying amounts for policy loans approximates fair value. The fair value of mortgage loans was determined by discounting future

                            F-10     PROSPECTUS
expected cash flows using interest rates currently being offered for similar loans. The fair value of liabilities on investment contracts is determined by forecasting future cash flows and discounting the forecasted cash flows at current market interest rates.

3. AGGREGATE RESERVES FOR FUTURE BENEFITS

The Company's existing reserves consist of life, health, annuity and supplementary contracts. The Company cedes and assumes insurance to and from non-affiliated insurers in order to limit its maximum loss. Such transfers do not relieve the Company or the unaffiliated reinsured of their primary liabilities. The Company cedes to RGA Reinsurance Company and its affiliate Employers Reassurance Corporation, on a modified coinsurance basis, 80% of the variable annuity business written since 1994 and 100% of the variable life and variable universal life excess sales load refund obligation effective 1998. There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 1998 and 1997.

A summary of reinsurance information as of and for the years ended December 31, follows:

1998                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    483,328  $    24,954   $    (38,939) $    469,343
Death, Annuity, Disability and
 Other Benefits....................  $     64,331  $     1,574   $    (16,401) $     49,504
Surrenders.........................  $    739,663  $        --   $         --  $    739,663
Aggregate Reserves for Future
 Benefits..........................  $    713,425  $        --   $   (134,285) $    579,140
Policy and Contract Claims.........  $      5,895  $        85   $       (313) $      5,667


1997                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    266,427  $    51,630   $    (21,412) $    296,645
Death, Annuity, Disability and
 Other Benefits....................  $     79,779  $       839   $     (7,126) $     73,492
Surrenders.........................  $    454,417  $        --   $         --  $    454,417
Aggregate Reserves for Future
 Benefits..........................  $    651,820  $        --   $    (46,637) $    605,183
Policy and Contract Claims.........  $      5,861  $       157   $       (346) $      5,672

1996                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    226,612  $    33,817   $    (10,185) $    250,244
Death, Annuity, Disability and
 Other Benefits....................  $     34,950  $    35,138   $     (3,339) $     66,749
Surrenders.........................  $    270,165  $        --   $         --  $    270,165

In connection with the distribution described in Note 1, on June 30, 1995, the assets of Lyndon were contributed to the Company. The statutory basis assets in excess of statutory basis liabilities was approximately $112 million and was reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. In 1998, the majority of former Lyndon's assumed business was recaptured by the unaffiliated direct writer. A ceding commission of $25,622 and change in reserve of $26,404 for the year ended December 31, 1998, is reflected in Other Revenue and Increase/(Decrease) in Aggregate Reserves for Future Benefits in the statutory basis statements of operations, respectively.

Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1998 (including general and separate account liabilities) are as follows:

                                                        % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:       AMOUNT       TOTAL
---------------------------------------  -----------  ---------
With market value adjustment...........  $     4,563       0.0%
At book value less current surrender
 charge of 5% or more..................    1,378,056       4.1%
At market value........................   31,087,511      93.8%
                                         -----------  ---------
Total with adjustment or at market
 value.................................   32,470,130      97.9%
At book value without adjustment
 (minimal or no charge or
 adjustment)...........................      665,159       2.0%
Not subject to discretionary
 withdrawal............................       19,739       0.1%
                                         -----------  ---------
Reinsurance ceded......................   33,155,028
    Total, net.........................  $33,155,028
                                         -----------
                                         -----------

4. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, rental and service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

5. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated Federal income tax return. Federal income taxes (received) paid by the Company for operations and capital gains were $25,780, $(14,499) and $29,793 in 1998,

                            F-11     PROSPECTUS

1997 and 1996, respectively. The effective tax rate was 26%, (26)% and 22% in 1998, 1997 and 1996, respectively.

The Company is currently under audit by the Internal Revenue Service (IRS) for the three year tax period ending 1995. The audit is not yet complete. As of December 31, 1998, the Company does not currently expect any material adjustments to arise from this audit.

The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                            1998         1997         1996
                                            -----        -----        -----
Tax provision at U.S. Federal statutory
 rate..................................   $      48    $      20    $      30
Tax deferred acquisition costs.........          25           25           27
Statutory to tax reserve differences...           8            1           --
Unrealized gain on separate accounts...         (41)         (44)         (21)
Investments and other..................          (4)         (17)         (17)
                                                ---          ---          ---
Federal income tax (benefit) expense...   $      36    $     (15)   $      19
                                                ---          ---          ---
                                                ---          ---          ---

6. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1998, 1997 and 1996. The amount available for dividend in 1999 is $100,541.

7. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

HLI's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. HLI's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of affiliated group pension contracts. The cost to HLI was approximately $9,000 in 1998 and $7,000 in both 1997 and 1996.

HLI also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of HLI's employees may become eligible for these benefits upon retirement. HLI's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average company contributions. HLI has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

8. SEPARATE ACCOUNTS:

The Company maintains separate account assets and liabilities totaling $32.9 billion and $23.2 billion as of December 31, 1998 and 1997, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $360 million, $252 million and $144 million in 1998, 1997 and 1996, respectively, and are recorded as a component of other revenues on the statutory basis statements of operations.

9. COMMITMENTS AND CONTINGENCIES:

As of December 31, 1998, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the statutory capital and surplus of the Company.

As discussed in Note 5, issues may potentially be raised by the IRS in future audits of open years. Management does not believe that possible audit adjustments will have a material effect on the statutory capital and surplus of the Company.

Under insurance guaranty fund laws in each state, insurers licensed to do business can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,043, $1,544 and $1,262 in 1998, 1997 and 1996, respectively. ILA incurred guaranteed fund expense of $548 in 1998, 1997 and 1996.

                            F-12     PROSPECTUS